SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                         POST-EFFECTIVE AMENDMENT NO. 5
                                    FORM S-6

                               FILE NO. 333-42257
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                  TRUSTS REGISTERED ON FORM N-8B-2 (811-05213)

A.       Exact name of trust:       IDS Life of New York Account 8

B.       Name of depositor:         IDS LIFE INSURANCE COMPANY OF NEW YORK

C.       Complete address of depositor's principal executive offices:

         20 Madison Avenue Ext. Albany, NY  12203

D.       Name and complete address of agent for service:

                            Mary Ellyn Minenko, Esq.
                     IDS Life Insurance Company of New York
                           50607 AXP Financial Center
                          Minneapolis, Minnesota 55474

 It is proposed that this filing will become effective, (check appropriate box)

   [ ]  immediately upon filing pursuant to paragraph (b)
   [ ]  on (date) pursuant to paragraph (b)
   [X]  60 days after filing pursuant to paragraph (a)(1)
   [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
   [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

E.       Title of securities being registered:

         Flexible Premium Survivorship Variable Life Insurance Policy

F.       Approximate date of proposed public offering: not applicable.

Note: The prospectus filed electronically herewith is not intended to supersede the prospectus filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-42257, filed on or about April 29, 2002.

IDS Life of New York


Succession
Select(SM) Variable
Life Insurance


Issued by:
IDS Life Insurance Company of New York


Prospectus


November, 2002


A FLEXIBLE PREMIUM SURVIVORSHIP VARIABLE LIFE INSURANCE POLICY


IDS Life of New York Account 8

Issued and sold by: IDS Life Insurance Company of New York (IDS Life of New
                    York)
                    20 Madison Avenue Extension
                    Albany, NY 12203
                    Telephone: (800) 541-2251
                    Web site address: americanexpress.com


This prospectus contains information about the life insurance policy that you should know before investing. Prospectuses are also available for the underlying funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

Variable life insurance is a complex vehicle. Before you invest, be sure to ask your sales representative about the variable life insurance policy's features, benefits, risks and fees, and whether variable life insurance is appropriate for you, based upon your financial situation and objectives.

Your sales representative may be authorized to offer you several different variable life insurance policies. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the product. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different between each policy.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this policy is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this policy involves investment risk including possible loss of principal.



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1  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


Table of Contents
The Policy in Brief                                       3
Loads, Fees and Charges                                   4
    Fund Expenses                                         5
    Premium Expense Charge                                8
    Monthly Deduction                                     8
    Surrender Charge                                      9
    Partial Surrender Fee                                12
    Mortality and Expense Risk Charge                    12
    Transfer Charge                                      12
    Other Information on Charges                         12
Policy Value Credits                                     12
Purchasing Your Policy                                   12
    Application                                          12
    Right to Examine Policy                              13
    Premiums                                             13
Keeping the Policy in Force                              13
    Death Benefit Guarantee to Age 100                   14
    Minimum Initial Premium Period                       14
    Grace Period                                         14
    Reinstatement                                        14
The Variable Account                                     15
The Funds                                                16
    Fund Objectives                                      22
    Relationship Between Funds and Subaccounts           22
Rates of Return of the Funds and Subaccounts             23
The Fixed Account                                        32
Policy Value                                             32
    Fixed Account Value                                  32
    Subaccount Values                                    32
Proceeds Payable upon Death                              34
    Change in Death Benefit Option                       35
    Changes in Specified Amount                          35
    Misstatement of Age or Sex                           36
    Suicide                                              36
    Beneficiary                                          36
Transfers Between the Fixed Account and Subaccounts      36
    Fixed Account Transfer Policies                      36
    Minimum Transfer Amounts                             37
    Maximum Transfer Amounts                             37
    Maximum Number of Transfers Per Year                 37
    Two Ways to Request a Transfer, Loan or Surrender    37
    Automated Transfers                                  38
    Automated Dollar-Cost Averaging                      38
    Asset Rebalancing                                    39
Policy Loans                                             39
Policy Surrenders                                        40
    Total Surrenders                                     40
    Partial Surrenders                                   40
    Allocation of Partial Surrenders                     40
    Effects of Partial Surrenders                        40
    Taxes                                                40
    Exchange Right                                       40
Optional Insurance Benefits                              41
    Four-Year Term Insurance Rider                       41
    Policy Split Option Rider                            41
    Survivor Term Insurance Rider                        41
Payment of Policy Proceeds                               41
Federal Taxes                                            43
    IDS Life of New York's Tax Status                    43
    Taxation of Policy Proceeds                          43
    Modified Endowment Contracts                         44
    Other Tax Considerations                             44
IDS Life of New York                                     45
    Ownership                                            45
    State Regulation                                     45
    Distribution of the Policy                           45
    Legal Proceedings                                    45
    Experts                                              46
Management of IDS Life of New York                       46
    Directors                                            46
    Officers Other than Directors                        47
Other Information                                        47
    Substitution of Investments                          47
    Voting Rights                                        47
    Reports                                              48
    Rating Agencies                                      48
Policy Illustrations                                     48
    Understanding the Illustrations                      48
    Effect of Expenses and Charges                       48
Key Terms                                                54
Annual Financial Information                             56




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2  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

The Policy in Brief


Loads, Fees and Charges: You pay the following charges, either directly (such as deductions from your premium payments or your policy value), or indirectly (as deductions from the underlying funds.) These charges primarily compensate IDS Life of New York for administering and distributing the policy as well as paying policy benefits and assuming related risks.


o Fund expenses -- applies only to the underlying funds and consists of investment management fees, taxes, brokerage commissions and nonadvisory expenses. (p. 5)

o Premium expense charge -- charge deducted from each premium payment to cover some distribution expenses, state and local premium taxes and federal taxes. (p. 8)

o Monthly deduction -- charged against the value of your policy each month (prior to the youngest insured's attained insurance age 100), covering the cost of insurance, cost of issuing the policy, certain administrative expenses and optional insurance benefits. (p. 8)

o Surrender charge -- applies if you surrender your policy for its full cash surrender value, or the policy lapses, during the first 15 years. The surrender charge is a deferred charge for costs of issuing the policy. It is based on the initial specified amount. (p. 9)

o Partial surrender fee -- applies if you surrender part of the value of your policy; equals $25 or 2% of the amount surrendered, whichever is less. (p.
     12)

o Mortality and expense risk charge -- applies only to the subaccounts; equals, on an annual basis, up to 0.9% of the average daily net asset value of the subaccounts. (p. 12)

Policy value credits: If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year two while the policy is in force. (p. 12)


Purchasing your policy: To apply, send a completed application and premium payment to IDS Life of New York's home office. You will need to provide medical and other evidence that the persons you propose to insure (yourself or someone else) are insurable according to our underwriting rules before we can accept your application. (p. 12)


Right to examine policy: You may return your policy for any reason and receive a full refund of your premiums by mailing us the policy and a written request for cancellation within a specified period. (p. 13)

Premiums: In applying for your policy, you state how much you intend to pay and whether you will pay quarterly, semiannually or annually. You may make additional unscheduled premium payments subject to certain limits. You cannot make premium payments on or after the youngest insured's attained insurance age
100. We may refuse premiums in order to comply with the Code. (p. 13)


DBG-100: A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements. (p. 14)


Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements. (p. 14)


Grace period: If the cash surrender value of your policy becomes less than the amount needed to pay the monthly deduction, and neither the death benefit guarantee nor the minimum initial premium period is in effect, you will have 61 days to pay the premium needed so that the next three monthly deductions can be paid. If you don't, the policy will lapse. (p. 15)

Reinstatement: If your policy lapses, it can be reinstated within five years. The reinstatement is subject to certain conditions including evidence of insurability satisfactory to IDS Life of New York and the payment of a sufficient premium. (p. 15)


Purpose: The purpose of the policy is to provide life insurance protection on two insureds and to build policy value. The policy provides a death benefit that is payable to the beneficiary upon the last surviving insured's death. As in the case of other life insurance policies, it may not be advantageous to purchase this policy as a replacement for, or an addition to an existing life insurance policy.

The policy allows you, as the owner, to allocate your net premiums or transfer policy value, to:

     The variable account, consisting of subaccounts, each of which invests in a fund with a particular investment objective. You may direct premiums to any or all of these subaccounts. Your policy's value may increase or decrease daily, depending on the investment return. No minimum amount is guaranteed. (p. 15)


     The fixed account, which earns interest at rates that are adjusted periodically by IDS Life of New York. This rate will never be lower than 4%. (p. 32)

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3  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Proceeds payable upon death: Prior to the youngest insured's attained insurance age 100, your policy's death benefit can never be less than the specified amount, less outstanding indebtedness. The relationship between the policy value and the death benefit depends on which of two options you choose:

o Option 1 level amount: The death benefit is the greater of the specified amount or a percentage of policy value.

o Option 2 variable amount: The death benefit is the greater of the specified amount plus the policy value or a percentage of policy value.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:

o the policy value on the date of the last surviving insured's death minus any indebtedness on the date of the last surviving insured's death; or

o the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death. (p. 34)

Transfers between the fixed account and subaccounts: You may, at no charge, transfer policy value from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We reserve the right to limit transfers to no more than five transfers per year by phone or mail. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail. You can also arrange for automated transfers on a monthly, quarterly, semiannual or annual basis. (p. 36)

Policy loans: You may borrow against your policy's cash surrender value. A policy loan, even if repaid, can have a permanent effect on the death benefit and policy value. A loan may also have tax consequences if your policy lapses or you surrender it. (p. 39)

Policy surrenders: You may cancel this policy while it is in force and receive its cash surrender value. The cash surrender value is the policy value minus indebtedness, minus any applicable surrender charges. (p. 40)


Exchange right: For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. (p. 40)


Optional insurance benefits -- You may choose to add additional benefits to your policy at an additional cost, in the form of riders. The amounts of these benefits do not vary with investment experience of the variable account. Certain restrictions apply and are clearly described in the applicable rider. (p. 41)

Payment of policy proceeds: We will pay policy proceeds when you surrender the policy or the last surviving insured dies. You or the beneficiary may choose whether you want us to make a lump sum payment or payments under one or more of certain options. (p. 41)

Federal taxes: The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any proceeds received through full or partial surrender, lapse, policy loan or assignment of policy value may be subject to federal income tax as ordinary income. Proceeds other than death benefits from certain policies, classified as "modified endowments," are taxed differently from proceeds of conventional life insurance contracts and may also be subject to an additional 10% IRS penalty tax if you are younger than 591/2. A policy is considered to be a modified endowment if it was applied for or materially changed after June 21, 1988, and premiums paid in the early years exceed certain modified endowment limits. (p. 43)

Loads, Fees and Charges


Policy charges compensate IDS Life of New York for:


o    providing the insurance benefits of the policy;

o    issuing the policy;

o    administering the policy;

o    assuming certain risks in connection with the policy; and

o    distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses.


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4  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

FUND EXPENSES
The investment managers and advisers receive fees for their services to the funds. The funds also pay taxes, brokerage commissions and nonadvisory expenses, such as custodian and trustee fees, registration fees for shares, postage, fidelity and security bond costs, legal fees and other miscellaneous fees and charges. The table below will help you understand the expenses that the funds pay.

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management       12b-1         Other
                                                                              fees          fees         expenses        Total
IDS Life Series Fund, Inc. -
    Equity Portfolio                                                          .70%           --%           .03%         .73%(1)
    Equity Income Portfolio                                                   .70            --            .10          .80(1),(2)
    Government Securities Portfolio                                           .70            --            .10          .80(1)
    Income Portfolio                                                          .70            --            .05          .75(1)
    International Equity Portfolio                                            .95            --            .05         1.00(1)
    Managed Portfolio                                                         .70            --            .02          .72(1)
    Money Market Portfolio                                                    .50            --            .03          .53(1)
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund                                                  .54           .13            .11          .78(3)
    Bond Fund                                                                 .60           .13            .07          .80(4)
    Capital Resource Fund                                                     .61           .13            .04          .78(4)
    Cash Management Fund                                                      .51           .13            .04          .68(4)
    Diversified Equity Income Fund                                            .55           .13            .23          .91(3)
    Emerging Markets Fund                                                    1.16           .13            .46         1.75(3)
    Extra Income Fund                                                         .62           .13            .07          .82(4)
    Federal Income Fund                                                       .61           .13            .10          .84(3)
    Global Bond Fund                                                          .84           .13            .10         1.07(4)
    Growth Fund                                                               .62           .13            .15          .90(3)
    International Fund                                                        .83           .13            .08         1.04(4)
    Managed Fund                                                              .59           .13            .04          .76(4)
    New Dimensions Fund(R)                                                    .60           .13            .06          .79(4)
    S&P 500 Index Fund                                                        .29           .13            .07          .49(3)
    Small Cap Advantage Fund                                                  .73           .13            .30         1.16(3)
    Strategy Aggressive Fund                                                  .60           .13            .05          .78(4)
AIM V.I.
    Capital Appreciation Fund, Series I                                       .61            --            .24          .85(5)
    Capital Development Fund, Series I                                        .75            --            .41         1.16(5)
    Core Equity Fund, Series I                                                .61            --            .22          .83(5)
    (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
    VP International                                                         1.26            --             --         1.26(6),(7)
    VP Value                                                                  .97            --             --          .97(6),(7)
Calvert Variable Series, Inc.
    Social Balanced Portfolio                                                 .70            --            .17          .87(8)
Credit Suisse Trust
    Emerging Growth Portfolio                                                 .86            --            .39         1.25(9)
    Small Cap Growth Portfolio                                                .90            --            .22         1.12(9)
    (previously Credit Suisse Warburg Pincus Trust - Small Company
    Growth Portfolio)


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5  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Annual operating expenses of the funds (after fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)
(continued)
                                                                           Management     12b-1    Other
                                                                              fees        fees    expenses        Total
Fidelity VIP
    Growth & Income Portfolio (Service Class)                                 .48%        .10%      .10%         .68%(10)
    Mid Cap Portfolio (Service Class)                                         .58         .10       .11          .79(10)
    Overseas Portfolio (Service Class)                                        .73         .10       .20         1.03(10)
FTVIPT
    Franklin Real Estate Fund - Class 2                                       .56         .25       .03          .84(11),(12)
    Franklin Small Cap Value Securities Fund - Class 2                        .57         .25       .20         1.02(12),(13)
    (previously FTVIPT Franklin Value Securities Fund - Class 2)
    Templeton Foreign Securities Fund - Class 2                               .68         .25       .22         1.15(12),(13),(14)
    (previously FTVIPT Templeton International Securities Fund - Class 2)
Goldman Sachs VIT
    CORE(SM) Small Cap Equity Fund                                            .75          --       .25         1.00(15)
    CORE(SM) U.S. Equity Fund                                                 .70          --       .11          .81(15)
    Mid Cap Value Fund                                                        .80          --       .13          .93(15)
Janus Aspen Series
    Aggressive Growth Portfolio: Service Shares                               .65         .25       .02          .92(16)
    Global Technology Portfolio: Service Shares                               .65         .25       .05          .95(16)
    International Growth Portfolio: Service Shares                            .65         .25       .06          .96(16)
Lazard Retirement Series
    International Equity Portfolio                                            .75         .25       .25         1.25(17)
MFS(R)
    Investors Growth Stock Series - Service Class                             .75         .25       .17         1.17(18),(19),(20)
    New Discovery Series - Service Class                                      .90         .25       .16         1.31(18),(19),(20)
Putnam Variable Trust
    Putnam VT High Yield Fund - Class IB Shares                               .67         .25       .09         1.01(21)
    Putnam VT International New Opportunities Fund - Class IB Shares         1.00         .25       .24         1.49(21)
    Putnam VT New Opportunities Fund - Class IA Shares                        .54          --       .05          .59(22)
    Putnam VT Vista Fund - Class IB Shares                                    .61         .25       .06          .92(21)
Royce Capital Fund
    Micro-Cap Portfolio                                                      1.25          --       .10         1.35(23)
Third Avenue
    Value Portfolio                                                           .90          --       .40         1.30(24)
Wanger
    International Small Cap                                                  1.24          --       .19         1.43(25)
    U.S. Smaller Companies                                                    .94          --       .05          .99(25)
    (previously Wanger U.S. Small Cap)


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6  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


(1)  Annual operating expenses for the fiscal year ending April 30, 2001.


(2) IDS Life has agreed to a voluntary limit of 0.1%, on an annual basis, of the average daily net assets of each of the IDS Life Series Fund Portfolio's for other expenses like taxes and brokerage commissions and for nonadvisory expenses. If the 0.1% limitation had not been in place, these other expenses would have been 1.90% for IDS Life Series Fund - Equity Income Portfolio. IDS Life reserves the right to discontinue limiting these other expenses at 0.1%. However, its present intention is to continue the limit until the time that actual expenses are less than the limit.


(3) The fund's expense figures are based on actual expenses, after fee waivers and expense reimbursements, for the fiscal year ending Aug. 31, 2001. Without fee waivers and expense reimbursements "Other expenses" and "Total" would be 0.29% and 0.96% for AXP(R) Variable Portfolio - Blue Chip Advantage Fund, 0.49% and 1.17% for AXP(R) Variable Portfolio - Diversified Equity Income Fund, 2.20% and 3.49% for AXP(R) Variable Portfolio - Emerging Markets Fund, 0.13% and 0.87% for AXP(R) Variable Portfolio - Federal Income Fund, 0.16% and 0.91% for AXP(R) Variable Portfolio - Growth Fund, 0.89% and 1.31% for AXP(R) Variable Portfolio - S&P 500 Index Fund, and 0.40% and 1.26% for AXP(R) Variable Portfolio - Small Cap Advantage Fund.

(4) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2001.

(5) The fund's expense figures are for the year ended Dec. 31, 2001 and are expressed as a percentage of Fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(6)  Annualized operating expenses of funds at Dec. 31, 2001.

(7) The fund has a stepped fee schedule. As a result, the fund's management fee generally decreases as fund assets increase.

(8) Management fees include an administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert. "Other expenses" reflect an indirect fee resulting from the Portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating expenses before reductions for fees paid indirectly would be 0.88% for Social Balanced.

(9) Expense ratios are shown after fee waivers and expenses reimbursements by the investment advisor. The total expense ratios before the waivers and reimbursements would have been: Credit Suisse Trust Emerging Growth Portfolio (0.90%, 0%, 0.39% and 1.29%) and Credit Suisse Trust Small Cap Growth Portfolio (0.90%, 0%, 0.22% and 1.12%).

(10) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time. See the accompanying fund prospectus for details.

(11) The Fund administration fee is paid indirectly through the management fee.

(12) The Fund's class 2 distribution plan or "Rule 12b-1 plan" is described in the fund's prospectus.

(13) The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Absent fee waivers and/or reimbursements. "Management Fees" and "Total" would have been 0.60% and 1.05% for Franklin Small Cap Value Securities Fund - Class 2 and 0.69% and 1.16% for Templeton Foreign Securities Fund - Class 2.

(14) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

(15) Expenses ratios are shown after fee waivers and expense reimbursements by the investment adviser. The expense ratios before the waivers and reimbursements would have been: 0.75%, 0.47% and 1.22% for CORE(SM) Small Cap Equity Fund, 0.70%, 0.12%, and 0.82% for CORE(SM) U.S. Equity Fund, and 0.80%, 0.14% and 0.94% for Mid Cap Value Fund. CORE(SM) U.S. Equity and Mid Cap Value Funds were under their respective expense caps of 0.20% and 0.25% in 2001. CORE(SM) is a service mark of Goldman, Sachs & Co.

(16) Expenses are based upon expenses for the fiscal year ended Dec. 31, 2001. All expenses are shown without the effect of expense offset arrangements.

(17) Total annual expenses for the Lazard International Equity Portfolio have been reimbursed through Dec. 31, 2001 to the extent that they exceed in any fiscal year 1.25% of the Portfolios' average daily net assets. Absent fee waivers and/or reimbursements, "Other expenses" and "Total" expenses for the year ended Dec. 31, 2001 would have been 0.94% and 1.94% for International Equity Portfolio.

(18) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sales and distribution of service class shares (these fees are referred to as distribution fees).

(19) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. The series may enter into other similar arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower, and for service class shares would be estimated to be: 1.15% for Investors Growth Stock Series and 1.30% for New Discovery Series.

(20) MFS has contractually agreed, subject to reimbursement, to bear expenses for the series' expenses such that "Other Expenses" (after taking into account the expense offset arrangement described above), do not exceed 0.15% annually. Without this agreement, "Other Expenses" and "Total" would be 0.19% and 1.34% for New Discovery Series. These contractual fee arrangements will continue until at least May 1, 2003, unless changed with the consent of the board of trustees which oversees the series.

(21) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.22% of average net assets.

(22) Figures in "Management fees," "12b-1 fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001.

(23) Royce has contractually agreed to waive its fees and reimburse expenses to the extent necessary to maintain the Funds Net Annual Operating Expense ratio at or below 1.35% through Dec. 31, 2002 and 1.99% through Dec. 31, 2010. Absent fee waivers "Other expenses" and "Total" would be 0.17% and 1.42% for Royce Micro-Cap Portfolio.

(24) The fund's expenses figures are based on actual expenses for the fiscal year ending Dec. 31, 2001.

(25) Figures in "Management fees," "12b-1 fees," "Other expenses," and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 2001. Liberty Wanger Asset Management, L.P. will reimburse the Fund if its annual ordinary operating expenses exceed 2.00% of average daily net assets. This commitment expires on Sept. 30, 2002.


IDS Life of New York has entered into certain arrangements under which it is compensated by the funds' advisers and/or distributors for the administrative services it provides to these funds.

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7  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

PREMIUM EXPENSE CHARGE

We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the account(s) you have selected. The premium expense charge is 3.5% of each premium payment. It partially compensates IDS Life of New York for expenses of distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. It also compensates IDS Life of New York for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.


MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;
2. the policy fee shown in your policy;
3. the administrative charge shown in your policy; and
4. charges for any optional insurance benefits provided by rider for the policy month.


We explain each of the four components below.


You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% will be taken from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by written request.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

o you do not specify the accounts from which the monthly deduction is to be taken; or

o the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.


If the cash surrender value of your policy is not enough to pay the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the DBG-100 or the minimum initial premium period is in effect. (See "Death Benefit Guarantee to Age 100," "Minimum Initial Premium Period;" also "Grace Period" and "Reinstatement.")


Components of the monthly deduction:

1. Cost of insurance: the cost providing the death benefit under your policy.

The cost of insurance for a policy month is calculated as: [a x (b - c)]

where:


(a) is the monthly cost of insurance rate based on each insured's insurance age, duration of coverage, sex and risk classification. Generally, the cost of insurance rate will increase as the attained insurance age of each insured increases.


We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same risk classification. However, rates will not exceed the Guaranteed Annual Maximum Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners Standard Ordinary Smoker or Nonsmoker, Male or Female, Mortality Tables, Age Last Birthday.


(b) is the death benefit on the monthly date divided by 1.0032737 (which reduces IDS Life of New York's net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%);


(c) is the policy value on the monthly date. At this point, the policy value has been reduced by the policy fee, the administrative charge, and any charges for optional riders;


2. Policy fee: $20 per month for the first ten policy years. This charge reimburses IDS Life of New York for expenses of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and of administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. IDS Life of New York does not expect to make any profit on this charge. We reserve the right to change the charge in the future, but guarantee that it will never exceed $20 per month in the first ten policy years and $7.50 per month thereafter.

3. Administrative charge: The monthly charge varies depending on the youngest insured's insurance age. For insurance ages 15-39, the rate is $0.04 per $1,000 of the policy's initial specified amount, for insurance ages 40-59, the rate is $0.05 and for insurance ages 60 and over, the rate is $0.06. This charge reimburses IDS Life of New York for expenses of issuing the policy and partially compensates IDS Life of New York for expenses of distributing and administration of the policy. We reserve the right to change the charge in the future, but guarantee that it will never exceed $0.07 per $1,000 of the policy's initial specified amount for the first ten years and $.02 per $1,000 of the policy's initial specified amount thereafter.


4. Optional insurance benefit charges: charges for any optional benefits added to the policy by rider. (See "Optional Insurance Benefits.")



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8   IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE - PROSPECTUS
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SURRENDER CHARGE

If you surrender your policy or the policy lapses during the first 15 policy years, we will assess a surrender charge.


The surrender charge reimburses IDS Life of New York for costs of issuing the policy, such as processing the application (primarily underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.


The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insureds' insurance ages, risk classifications and initial specified amount. The maximum surrender charge will remain level during the first five policy years and then decreases monthly until it is zero at the end of 15 policy years.

The following example illustrates how we calculate the maximum surrender charge for two insureds: male, insurance age 65 qualifying for nonsmoker rates and female, insurance age 60, qualifying for standard rates. We assume the specified amount to be $1,000,000.

                Lapse or surrender
               at beginning of year                      Surrender charge
                         1                                  $22,704.78
                         2                                   22,704.78
                         3                                   22,704.78
                         4                                   22,704.78
                         5                                   22,704.78
                         6                                   22,704.78
                         7                                   20,434.30
                         8                                   18,163.82
                         9                                   15,893.35
                        10                                   13,622.87
                        11                                   11,352.39
                        12                                    9,081.91
                        13                                    6,811.43
                        14                                    4,540.96
                        15                                    2,270.48
                        16                                           0

From the beginning of year six to the end of year 15, the amounts shown decrease on a monthly basis.


The maximum surrender charge is the number of thousands of dollars of initial specified amount multiplied by a rate based on the youngest insured's issue age multiplied by a rate based on the oldest insured's issue age. Both rates are based on risk classifications of the insureds (i.e., standard or nonsmoker). In the example above, the initial specified amount is $1,000,000 and the insureds are male, insurance age 65, qualifying for nonsmoker rates and a female, insurance age 60, qualifying for standard rates, the youngest insured's rate is $28.4628 and the oldest insured's rate is $0.7977. The maximum surrender charge is $1,000 multiplied by $28.4628 multiplied by $0.7977 which equals $22,704.78. As another example, where the initial specified amount of $2,500,000 and the insureds are male, insurance age 70, qualifying for preferred nonsmoker rates and female, insurance age 75, qualifying for standard rates, the youngest insured's rate is $47.2492 and the oldest insured's rate is $0.6629. The maximum surrender charge is $2,500 multiplied by $0.6629 multiplied by $47.2492 which equals $78,303.74.

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9  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Maximum Surrender Charges (Rate Tables)

              RATE BASED on the YOUNGEST INSURED'S ISSUE AGE                   RATE BASED on the OLDEST INSURED'S ISSUE AGE
              ----------------------------------------------                   --------------------------------------------
                 Nonsmoker/     Nonsmoker/      Standard/                          Nonsmoker/        Nonsmoker/      Standard/
Age               nonsmoker      standard       standard              Age           nonsmoker         standard       standard
15               $ 4.6778       $ 4.7457       $ 4.8304               15            $0.9816           $0.9797        $0.9770
16                 4.7292         4.8001         4.8885               16             0.9808            0.9788         0.9760
17                 4.7830         4.8569         4.9492               17             0.9800            0.9779         0.9750
18                 4.8392         4.9163         5.0126               18             0.9792            0.9770         0.9740
19                 4.8979         4.9783         5.0789               19             0.9783            0.9760         0.9729
20                 4.9592         5.0432         5.1482               20             0.9774            0.9750         0.9717
21                 5.0234         5.1111         5.2208               21             0.9764            0.9740         0.9705
22                 5.0906         5.1821         5.2967               22             0.9754            0.9728         0.9692
23                 5.1609         5.2564         5.3762               23             0.9743            0.9717         0.9679
24                 5.2345         5.3342         5.4594               24             0.9732            0.9704         0.9665
25                 5.3116         5.4158         5.5466               25             0.9720            0.9691         0.9650
26                 5.3923         5.5012         5.6380               26             0.9708            0.9678         0.9634
27                 5.4824         5.5963         5.7396               27             0.9695            0.9664         0.9618
28                 5.5879         5.7073         5.8577               28             0.9682            0.9649         0.9601
29                 5.7267         5.8526         6.0112               29             0.9668            0.9633         0.9583
30                 5.8613         5.9938         6.1608               30             0.9653            0.9616         0.9563
31                 6.0801         6.2214         6.3995               31             0.9637            0.9599         0.9543
32                 6.3193         6.4702         6.6605               32             0.9621            0.9581         0.9522
33                 6.5744         6.7356         6.9391               33             0.9603            0.9561         0.9500
34                 6.8674         7.0403         7.2587               34             0.9585            0.9541         0.9477
35                 7.1882         7.3739         7.6086               35             0.9566            0.9520         0.9452
36                 7.5396         7.7394         7.9921               36             0.9546            0.9497         0.9426
37                 7.9249         8.1402         8.4127               37             0.9525            0.9474         0.9399
38                 8.3560         8.5885         8.8829               38             0.9502            0.9449         0.9371
39                 8.8207         9.0720         9.3901               39             0.9479            0.9423         0.9341
40                 9.3133         9.5847         9.9280               40             0.9454            0.9395         0.9309
41                 9.8358        10.1284        10.4988               41             0.9428            0.9366         0.9276
42                10.3902        10.7057        11.1046               42             0.9400            0.9335         0.9241
43                10.9792        11.3189        11.7482               43             0.9371            0.9303         0.9205
44                11.6055        11.9711        12.4327               44             0.9340            0.9269         0.9166
45                12.2720        12.6653        13.1611               45             0.9308            0.9233         0.9126
46                12.9821        13.4048        13.9371               46             0.9273            0.9196         0.9083
47                13.7256        14.1793        14.7497               47             0.9237            0.9156         0.9038
48                14.5040        14.9904        15.6007               48             0.9198            0.9114         0.8991
49                15.3038        15.8239        16.4752               49             0.9158            0.9070         0.8942
50                16.1402        16.6954        17.3894               50             0.9115            0.9023         0.8891
51                17.0146        17.6066        18.3449               51             0.9070            0.8974         0.8837
52                17.9469        18.5778        19.3628               52             0.9022            0.8922         0.8781


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10  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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
Maximum Surrender Charges (Rate Tables) (continued)

          RATE BASED on the YOUNGEST INSURED'S ISSUE AGE                           RATE BASED on the OLDEST INSURED'S ISSUE AGE
          ----------------------------------------------                           --------------------------------------------
                 Nonsmoker/     Nonsmoker/      Standard/                                 Nonsmoker/     Nonsmoker/       Standard/
Age               nonsmoker      standard       standard                   Age             nonsmoker      standard        standard
53               $18.9415       $19.6136       $20.4477                    53              $0.8971        $0.8868        $0.8722
54                19.9840        20.6988        21.5834                    54               0.8918         0.8811         0.8660
55                21.0979        21.8579        22.7956                    55               0.8861         0.8750         0.8596
56                22.2455        23.0515        24.0430                    56               0.8801         0.8687         0.8529
57                23.4267        24.2798        25.3259                    57               0.8738         0.8621         0.8459
58                24.6914        25.5946        26.6986                    58               0.8671         0.8551         0.8386
59                26.0222        26.9779        28.1423                    59               0.8601         0.8478         0.8311
60                27.4507        28.4628        29.6919                    60               0.8528         0.8403         0.8234
61                28.9280        29.9981        31.2937                    61               0.8450         0.8324         0.8155
62                30.5149        31.6465        33.0121                    62               0.8369         0.8242         0.8074
63                32.1876        33.3824        34.8194                    63               0.8285         0.8157         0.7990
64                33.9839        35.2441        36.7541                    64               0.8196         0.8069         0.7904
65                35.8430        37.1678        38.7490                    65               0.8102         0.7977         0.7815

66                37.7662        39.1545        40.8047                    66               0.8005         0.7882         0.7721
67                39.8371        41.2908        43.0113                    67               0.7905         0.7784         0.7553
68                42.0739        43.5963        45.3902                    68               0.7801         0.7684         0.7383
69                44.4973        46.0924        47.0307                    69               0.7696         0.7567         0.7213
70                47.1281        47.2492        47.2492                    70               0.7589         0.7400         0.7043
71                47.4374        47.4374        47.4374                    71               0.7483         0.7235         0.6879
72                47.5870        47.5870        47.5870                    72               0.7351         0.7077         0.6726
73                47.7187        47.7187        47.7187                    73               0.7187         0.6922         0.6581
74                47.8265        47.8265        47.8265                    74               0.7023         0.6772         0.6446
75                47.8863        47.8863        47.8863                    75               0.6866         0.6629         0.6322
76                47.8863        47.8863        47.8863                    76               0.6718         0.6499         0.6214
77                47.8863        47.8863        47.8863                    77               0.6578         0.6380         0.6122
78                47.8863        47.8863        47.8863                    78               0.6457         0.6285         0.6063
79                47.8863        47.8863        47.8863                    79               0.6369         0.6230         0.6052
80                47.8863        47.8863        47.8863                    80               0.6332         0.6231         0.6104
81                47.8863        47.8863        47.8863                    81               0.6355         0.6297         0.6226
82                47.8863        47.8863        47.8863                    82               0.6336         0.6389         0.6409

83                47.8863        47.8863        47.8863                    83               0.6259         0.6322         0.6395
84                47.8863        47.8863        47.8863                    84               0.6178         0.6249         0.6329
85                47.8863        47.8863        47.8863                    85               0.6087         0.6162         0.6246
86                47.8863        47.8863        47.8863                    86               0.5975         0.6051         0.6135
87                47.8863        47.8863        47.8863                    87               0.5831         0.5903         0.5982
88                47.8863        47.8863        47.8863                    88               0.5638         0.5702         0.5771
89                47.8863        47.8863        47.8863                    89               0.5379         0.5432         0.5488
90                47.8863        47.8863        47.8863                    90               0.5039         0.5077         0.5117


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11  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

PARTIAL SURRENDER FEE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less.) We guarantee that this fee will not increase for the duration of your policy.

MORTALITY AND EXPENSE RISK CHARGE

This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to 0.9% of the average daily net asset value of the subaccounts for the first ten policy years and 0.45% thereafter. We reserve the right to charge up to 0.9% for all policy years. Computed daily, the charge compensates IDS Life of New York for:


o Mortality risk -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

o Expense risk -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.


Any profit from the mortality and expense risk charge would be available to IDS Life of New York for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. IDS Life of New York will make up any further deficit from its general assets.


TRANSFER CHARGE
We reserve the right to limit transfers by mail or telephone to five per policy year. If, in the alternative, we allow more than five transfers by mail or telephone per policy year, we reserve the right to assess a fee for each transfer in excess of five made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

OTHER INFORMATION ON CHARGES

IDS Life of New York may reduce or eliminate various fees and charges when we incur lower sales costs and/or perform fewer administrative services than usual.


Policy Value Credits

If you have met certain premium requirements, we will periodically apply a credit to your policy value as early as policy year 2 while the policy is in force.

The policy value credit will be applied, as long as:

o   the sum of premiums paid, minus

o   partial surrenders, minus

o   outstanding indebtedness, equals or exceeds

o   $500,000

Currently, the policy credit percent is 0.15%. We reserve the right to calculate and apply the policy value credit on a quarterly or monthly basis as well as lower the policy credit percent down to 0% at any time.

The policy value credit amount shall be applied to the policy value on a pro rata basis.

Purchasing Your Policy

APPLICATION

To apply for coverage, complete an application and send it with your premium payment to IDS Life of New York's home office. In your application, you:


o   select a specified amount of insurance;

o   select a death benefit option;

o   designate a beneficiary; and

o state how premiums are to be allocated among the fixed account and/or the subaccounts.

Insurability: Before issuing your policy, we require satisfactory evidence of the insurability of the persons whose lives you propose to insure. Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individuals are insurable under our underwriting rules. Your application may be declined if we determine the individual is not insurable and we will return any premiums you have paid.


Age limit: In addition, IDS Life of New York generally will not issue a policy to persons over the insurance age of 85. We may, however, do so at our sole discretion.


Risk classification: The risk classification for each insured is based on that insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction. (See "Loads, Fees and Charges" and "Optional Insurance Benefits.")


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12  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Other conditions: In addition to proving insurability, you and the insureds must also meet certain conditions, stated in the application form, before coverage will become effective and your policy is issued to you. The lives insured may be covered under the terms of a conditional insurance agreement prior to a policy being issued.


Incontestability: IDS Life of New York will have two years from the effective date of your policy to contest the truth of statements or representations in your application. After the policy has been in force during the lifetime of both insureds for two years from the policy date, IDS Life of New York cannot contest the truth of statements or representations in your application.


RIGHT TO EXAMINE POLICY

You may return your policy for any reason and receive a full refund of all premiums paid. To do so, you must mail or deliver the policy to IDS Life of New York or your financial advisor, with a written request for cancellation:


o   by the 20th day after you receive it.

On the date your request is postmarked or received, the policy will immediately be considered void from the start.

PREMIUMS

Payment of premiums: In applying for your policy, you decide how much you intend to pay and how often you will make payments. During the early policy years until the policy value is sufficient to cover the surrender charge, IDS Life of New York requires that you pay the minimum initial premiums.

You may schedule payments annually, semiannually or quarterly. (IDS Life of New York must approve payment at any other interval. We show this premium schedule in your policy.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction, or if you have paid sufficient premium to keep the DBG-100 or the minimum initial premium period in effect.

You may also change the amount and frequency of scheduled premium payments by written request. IDS Life of New York reserves the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the DBG-100 or the minimum initial premium period remain in effect.

Premium limitations: You may make unscheduled premium payments at any time and in an amount of at least $50. IDS Life of New York reserves the right to limit the number and amount of unscheduled premium payments.


No premium payments, scheduled or unscheduled, are allowed on or after the youngest insured's attained insurance age 100.

Also, in order to receive favorable tax treatment under the Code, premiums paid during the life of the policy must not exceed certain limitations. To comply with the Code, we can either refuse excess premiums as they are paid, or refund excess premiums with interest no later than 60 days after the end of the policy year in which they were paid.

Allocation of premiums: Until the policy date, we hold all premiums in the fixed account, and we credit interest on the net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the account(s) you have selected in your application. At that time, we will begin to assess the various loads, fees and charges.

We convert any amount that you allocate to a subaccount into accumulation units of that subaccount, as explained under "Policy Value." Similarly, when you transfer value between subaccounts, we convert accumulation units in one subaccount into cash value, which we then convert into accumulation units of the second subaccount.

Keeping the Policy in Force

This section includes a description of the policy provisions that determine if the policy will remain in force or lapse (terminate). It is important that you understand them so the appropriate premium payments are made to ensure that insurance coverage meets your objectives.

If you wish to have a guarantee that the policy will remain in force until the youngest insured's attained insurance age 100 regardless of investment performance, you should pay at least the DBG-100 premiums.


If you wish to pay a lower premium and are not concerned with a long-term guarantee that the policy will remain in force regardless of investment performance, you can pay premiums so that the cash surrender value on each monthly date is sufficient to pay the monthly deduction. However, during the minimum initial premium period, you must pay at least the minimum initial premium until the policy value is greater than the surrender charge and the cash surrender value is sufficient to pay the monthly deduction.




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13  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


DEATH BENEFIT GUARANTEE TO AGE 100

The DBG-100 provides that your policy will remain in force until the youngest insured's attained insurance age 100 even if the cash surrender value is insufficient to pay the monthly deduction. The DBG-100 will remain in effect, as long as:

o  the sum of premiums paid; minus

o  partial surrenders; minus

o  outstanding indebtedness; equals or exceeds

o  the DBG-100 premiums due since the policy date.

The DBG-100 premium is shown in the policy.


If, on a monthly date, you have not paid enough premiums to keep the DBG-100 in effect, an additional period of 61 days will be allowed for you to pay a premium sufficient to bring your total up to the required minimum. If you do not pay this amount within 61 days, the DBG-100 will terminate. If the DBG-100 is not in effect, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. Although the policy can be reinstated as explained below, the DBG-100 cannot be reinstated.


MINIMUM INITIAL PREMIUM PERIOD
To allow you to purchase this policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:

1. on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

2. the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial period is five years.

GRACE PERIOD
If the cash surrender value of the policy becomes less than that needed to pay the monthly deduction and neither of the death benefit guarantees nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If the required premium is not paid, the policy will lapse.


IDS Life of New York will mail a notice to your last known address, requesting payment of the premium needed so that the next three monthly deductions can be made. If we receive this premium before the end of the 61-day grace period, we will use the payment to pay all monthly deductions and any other charges then due. We will add balance to the policy value and allocate it in the same manner as other premium payments.


If a policy lapses with outstanding indebtedness, any excess of the outstanding indebtedness over the premium paid generally will be taxable to the owner. (See "Federal Taxes.") If the last surviving insured dies during the grace period, any overdue monthly deductions will be deducted from the death benefit.

REINSTATEMENT

Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, IDS Life of New York will require:


o  a written request;


o evidence satisfactory to IDS Life of New York that both insureds remain insurable or evidence for the last surviving insured and due proof that the first death occurred before the date of lapse;

o payment of a premium that will keep the policy in force for at least three months;


o payment of the monthly deductions that were not collected during the grace period; and

o  payment or reinstatement of any indebtedness.


The effective date of a reinstated policy will be the monthly date on or next following the day IDS Life of New York accepts your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement. Surrender charges will also be reinstated.

IDS Life of New York will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.




--------------------------------------------------------------------------------
14  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

The Variable Account


The variable account was established as a separate account of IDS Life of New York pursuant to resolution of the board of directors of IDS Life of New York adopted on September 12, 1985. It is registered as a single unit investment trust under the Investment Company Act of 1940. The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. This registration does not involve any SEC supervision of the account's management or investment practices or policies.

The variable account meets the definition of a separate account under federal securities laws. Income, capital gains or capital losses of each subaccount are credited to or charged against the assets of that subaccount alone. State insurance law provides that we will not charge a variable subaccount with liabilities of any other subaccount or of any other business conducted by IDS Life of New York. Other variable life insurance policies that are not described in this prospectus also invest in subaccounts of the variable account. At all times, IDS Life of New York will maintain assets in the subaccounts with total market value at least equal to the reserves and other liabilities required to cover insurance benefits under all policies participating in the subaccount.


The U.S. Treasury and the IRS indicated they may provide additional guidance on investment control. This concerns how many subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the owner would be currently taxed on income earned within subaccount assets. We do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.


--------------------------------------------------------------------------------
15  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

The Funds

You can direct your premiums and transfers to any or all of the subaccounts of the variable account that invest in shares of the following funds:


------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
Equity             IDS Life Series Fund -   Objective: capital appreciation. Invests           IDS Life Insurance Company
                   Equity Portfolio         primarily in common stocks and other securities    (IDS Life), investment
                                            convertible into common stock.                     manager; American Express
                                                                                               Financial Corporation (AEFC),
                                                                                               investment adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
Equity Income      IDS Life Series Fund -   Objective: to provide a high level of current      IDS Life, investment
                   Equity Income Portfolio  income and, as a secondary goal, steady growth     manager; AEFC, investment
                                            of capital. Invests primarily in equity            adviser.
                                            securities. Under normal market conditions, the
                                            Fund will invest at least 80% of its net assets
                                            in equity securities.
------------------ ------------------------ -------------------------------------------------- -----------------------------
Government         IDS Life Series Fund -   Objective: to provide a high current return and    IDS Life, investment
Securities         Government Securities    safety of principal. Under normal market           manager; AEFC, investment
                   Portfolio                conditions, at least 80% of the Fund's net         adviser.
                                            assets are invested in securities issued or
                                            guaranteed as to principal and interest by the
                                            U.S. government and its agencies.
------------------ ------------------------ -------------------------------------------------- -----------------------------
Income             IDS Life Series Fund -   Objective: to maximize current income while        IDS Life, investment
                   Income Portfolio         attempting to conserve the value of the            manager; AEFC, investment
                                            investment and to continue the high level of       adviser.
                                            income for the longest period of time. Under
                                            normal market conditions, the Fund primarily
                                            will invest in debt securities. At least 50% of
                                            net assets are invested in investment grade
                                            corporate bonds, certain unrated debt
                                            obligations that are believed to be of the same
                                            investment quality and government securities.
------------------ ------------------------ -------------------------------------------------- -----------------------------
International      IDS Life Series Fund -   Objective: capital appreciation. Under normal      IDS Life, investment
Equity             International Equity     market conditions, at least 80% of the Fund's      manager; AEFC, investment
                   Portfolio                net assets will be invested in equity              adviser.
                                            securities. Invests primarily in securities of
                                            companies located outside the U.S.
------------------ ------------------------ -------------------------------------------------- -----------------------------
Managed            IDS Life Series Fund -   Objective: to maximize total investment return     IDS Life, investment
                   Managed Portfolio        through a combination of capital appreciation      manager; AEFC, investment
                                            and current income. Invests primarily in a         adviser.
                                            combination of equity and debt securities. The
                                            Fund will invest in a combination of common and
                                            preferred stocks, convertible securities, debt
                                            securities, and money market instruments.
                                            Investments will be continuously adjusted
                                            subject to the following three net asset limits:
                                            (1) up to 75% in equity securities, (2) up to
                                            75% in bonds or other debt securities, and (3)
                                            up to 100% in money market instruments, of the
                                            assets invested in bonds, at least 50% will be
                                            investment grade corporate bonds (or in other
                                            bonds that the investment manager believes have
                                            the same investment qualities) and in government
                                            bonds.
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
16  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
Money Market       IDS Life Series Fund -   Objective: to provide maximum current income       IDS Life, investment
                   Money Market Portfolio   consistent with liquidity and conservation of      manager; AEFC, investment
                                            capital. Invests primarily in money market         adviser.
                                            investments, such as marketable debt obligations
                                            issued by the U.S. government or its agencies,
                                            bank certificates of deposit, bankers'
                                            acceptances, letters of credit and high-grade
                                            commercial paper.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YBC                AXP(R) Variable          Objective: long-term total return exceeding that   IDS Life, investment
                   Portfolio - Blue Chip    of the U.S. stock market. Invests primarily in     manager; AEFC, investment
                   Advantage Fund           blue chip stocks. Blue chip stocks are issued by   adviser.
                                            companies with a market
                                            capitalization of at least $1
                                            billion, an established management,
                                            a history of consistent earnings and
                                            a leading position within their
                                            respective industries.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YBD                AXP(R) Variable          Objective: high level of current income while      IDS Life, investment
                   Portfolio - Bond Fund    conserving the value of the investment and         manager; AEFC, investment
                                            continuing a high level of income for the          adviser.
                                            longest time period. Invests primarily in bonds
                                            and other debt obligations.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YCR                AXP(R) Variable          Objective: capital appreciation. Invests           IDS Life, investment
                   Portfolio - Capital      primarily in U.S. common stocks and other          manager; AEFC, investment
                   Resource Fund            securities convertible into common stocks.         adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YCM                AXP(R) Variable          Objective: maximum current income consistent       IDS Life, investment
                   Portfolio - Cash         with liquidity and stability of principal.         manager; AEFC, investment
                   Management Fund          Invests primarily in money market securities.      adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YDE                AXP(R) Variable          Objective: high level of current income and, as    IDS Life, investment
                   Portfolio -              a secondary goal, steady growth of capital.        manager; AEFC, investment
                   Diversified Equity       Invests primarily in dividend-paying common and    adviser.
                   Income Fund              preferred stocks.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YEM                AXP(R) Variable          Objective: long-term capital growth. Invests       IDS Life, investment
                   Portfolio - Emerging     primarily in equity securities of companies in     manager; AEFC, investment
                   Markets Fund             emerging market countries.                         adviser; American Express
                                                                                               Asset Management
                                                                                               International, Inc., a
                                                                                               wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YEX                AXP(R) Variable          Objective: high current income, with capital       IDS Life, investment
                   Portfolio - Extra        growth as a secondary objective. Invests           manager; AEFC, investment
                   Income Fund              primarily in long-term, high-yielding, high-risk   adviser.
                                            corporate bonds (junk bonds) issued by U.S. and
                                            foreign companies and governments.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YFI                AXP(R) Variable          Objective: high level of current income and        IDS Life, investment
                   Portfolio - Federal      safety of principal consistent with an             manager; AEFC, investment
                   Income Fund              investment in U.S. government and government       adviser.
                                            agency securities. Invests primarily in debt
                                            obligations issued or guaranteed as to principal
                                            and interest by the U.S. government, its
                                            agencies or instrumentalities.
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
17  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGB                AXP(R) Variable          Objective: high total return through income and    IDS Life, investment
                   Portfolio - Global       growth of capital. Non-diversified mutual fund     manager; AEFC, investment
                   Bond Fund                that invests primarily in debt obligations of      adviser.
                                            U.S. and foreign issuers.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGR                AXP(R) Variable          Objective: long-term capital growth. Invests       IDS Life, investment
                   Portfolio - Growth Fund  primarily in common stocks and securities          manager; AEFC, investment
                                            convertible into common stocks that appear to      adviser.
                                            offer growth opportunities.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIE                AXP(R) Variable          Objective: capital appreciation. Invests           IDS Life, investment
                   Portfolio -              primarily in stocks or convertible securities of   manager; AEFC, investment
                   International Fund       foreign issuers that offer strong growth           adviser. American Express
                                            potential.                                         Asset Management
                                                                                               International, Inc., a
                                                                                               wholly-owned subsidiary of
                                                                                               AEFC, is the sub-adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YMF                AXP(R) Variable          Objective: maximum total investment return         IDS Life, investment
                   Portfolio - Managed      through a combination of capital growth and        manager; AEFC, investment
                   Fund                     current income. Invests primarily in a             adviser.
                                            combination of common and preferred
                                            stocks, convertible securities,
                                            bonds and other debt securities.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YND                AXP(R) Variable          Objective: long-term growth of capital. Invests    IDS Life, investment
                   Portfolio - New          primarily in common stocks showing potential for   manager; AEFC, investment
                   Dimensions Fund(R)       significant growth.                                adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIV                AXP(R) Variable          Objective: long-term capital appreciation.         IDS Life, investment
                   Portfolio - S&P 500      Non-diversified fund that invests primarily in     manager; AEFC, investment
                   Index Fund               securities that are expected to provide            adviser.
                                            investment results that correspond to the
                                            performance of the S&P 500 Index.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSM                AXP(R) Variable          Objective: long-term capital growth. Invests       IDS Life, investment
                   Portfolio - Small Cap    primarily in equity stocks of small companies      manager; AEFC, investment
                   Advantage Fund           that are often included in the Russell 2000        adviser; Kenwood Capital
                                            Index and/or have market capitalization under $2   Management LLC, sub-adviser.
                                            billion.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSA                AXP(R) Variable          Objective: capital appreciation. Invests           IDS Life, investment
                   Portfolio - Strategy     primarily in equity securities of growth           manager; AEFC, investment
                   Aggressive Fund          companies.                                         adviser.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YCA                AIM V.I. Capital         Objective: growth of capital. Invests              A I M Advisors, Inc.
                   Appreciation Fund,       principally in common stocks of companies likely
                   Series I                 to benefit from new or innovative products,
                                            services or processes as well as
                                            those with above-average growth and
                                            excellent prospects for future
                                            growth.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YCD                AIM V.I. Capital         Objective: long-term growth of capital. Invests    A I M Advisors, Inc.
                   Development Fund,        primarily in securities (including common
                   Series I                 stocks, convertible securities and bonds) of
                                            small- and medium-sized companies.
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
18  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGI                AIM V.I. Core Equity     Objective: growth of capital with current income   A I M Advisors Inc.
                   Fund, Series I           a secondary objective. Invests at least 65% of
                   (previously AIM V.I.     its net assets, plus the amount of any
                   Growth and Income        borrowings for investment purposes, in
                   Fund, Series I)          securities of established companies that have
                                            long-term above average growth in
                                            earnings and dividends and growth
                                            companies that are believed to have
                                            the potential for above-average
                                            growth in earnings and dividends.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIR                American Century(R) VP   Objective: long-term capital growth. Invests       American Century Investment
                   International            primarily in stocks of growing foreign companies   Management, Inc.
                                            in developed countries.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YVL                American Century(R) VP   Objective: long-term capital growth, with income   American Century Investment
                   Value                    as a secondary objective. Invests primarily in     Management, Inc.
                                            stocks of companies that management believes to
                                            be undervalued at the time of purchase.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSB                Calvert Variable         Objective: income and capital growth. Invests      Calvert Asset Management
                   Series, Inc. Social      primarily in stocks, bonds and money market        Company, Inc. (CAMCO),
                   Balanced Portfolio       instruments which offer income and capital         investment adviser. SSgA
                                            growth opportunity and which satisfy the           Funds Management, Inc. and
                                            investment and social criteria.                    Brown Capital Management
                                                                                               are the investment
                                                                                               sub-advisers.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YEG                Credit Suisse Trust -    Objective: maximum capital appreciation. Invests   Credit Suisse Asset
                   Emerging Growth          in U.S. equity securities of emerging-growth       Management, LLC
                   Portfolio                companies with growth characteristics such as
                                            positive earnings and potential for accelerated
                                            growth.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSC                Credit Suisse Trust -    Objective: capital growth. Invests in equity       Credit Suisse Asset
                   Small Cap Growth         securities of small U.S. companies which are       Management, LLC
                   Portfolio (previously    either developing companies or older companies
                   Credit Suisse Warburg    in a growth stage or are providing products or
                   Pincus Trust - Small     services with a high unit volume growth rate.
                   Company Growth
                   Portfolio)
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGC                Fidelity VIP Growth &    Strategy: high total return through a              Fidelity Management &
                   Income Portfolio         combination of current income and capital          Research Company (FMR),
                   (Service Class)          appreciation. Normally invests a majority of       investment manager; FMR
                                            assets in common stocks with a focus on those      U.K. and FMR Far East,
                                            that pay current dividends and show potential      sub-investment advisers.
                                            for capital appreciation.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YMP                Fidelity VIP Mid Cap     Strategy: long-term growth of capital. Normally    FMR, investment manager;
                   Portfolio (Service       invest at least 80% of assets in securities of     FMR U.K. and FMR Far East,
                   Class)                   companies with medium market capitalization        sub-investment advisers.
                                            common stocks.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YOS                Fidelity VIP Overseas    Strategy: long-term growth of capital. Invests     FMR, investment manager;
                   Portfolio (Service       primarily in common stocks of foreign securities.  FMR U.K., FMR Far East,
                   Class)                                                                      Fidelity International
                                                                                               Investment Advisors (FIIA)
                                                                                               and FIIA U.K.,
                                                                                               sub-investment advisers.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YRE                FTVIPT Franklin Real     Objective: capital appreciation with a secondary   Franklin Advisers, Inc.
                   Estate Fund - Class 2    goal to earn current income. Invests at least
                                            80% of its net assets in investments
                                            of equity securities of companies
                                            operating in the real estate
                                            industry. The Fund invests primarily
                                            in equity real estate investment
                                            trusts (REITs).
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
19  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSV                FTVIPT Franklin Small    Objective: long-term total return. Invests at      Franklin Advisory Services,
                   Cap Value Securities     least 80% of its net assets in investments of      LLC
                   Fund - Class 2           small capitalization companies. For this Fund,
                   (previously FTVIPT       small capitalization companies are those that
                   Franklin Value           have a market cap not exceeding $2.5 billion, at
                   Securities Fund -        the time of purchase. Invests primarily in
                   Class 2)                 equity securities of companies the manager
                                            believes are selling substantially
                                            below the underlying value of their
                                            assets or their private market
                                            value.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIF                FTVIPT Templeton         Objective: long-term capital growth. Invests       Templeton Investment
                   Foreign Securities       primarily in equity securities of companies        Counsel, LLC
                   Fund - Class 2           located outside the U.S., including those in
                   (previously FTVIPT       emerging markets.
                   Templeton International
                   Securities Fund -
                   Class 2). FTVIPT
                   Templeton International
                   Smaller Companies
                   Fund - Class 2
                   merged into this fund
                   as of April 30, 2002.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSE                Goldman Sachs VIT        Objective: seeks long-term growth of capital.      Goldman Sachs Asset
                   CORE(SM) Small Cap       Invests, under normal circumstances, at least      Management
                   Equity Fund              80% of its net assets plus any borrowing for
                                            investment purposes (measured at the time of
                                            purchase) in a broadly diversified portfolio of
                                            equity investments of U.S. issuers which are
                                            included in the Russell 2000 Index at the time
                                            of investment.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YUE                Goldman Sachs VIT        Objective: seeks long-term growth of capital and   Goldman Sachs Asset
                   CORE(SM) U.S. Equity     dividend income. Invests, under normal             Management
                   Fund                     circumstances, at least 90% of its total assets
                                            (not including securities lending
                                            collateral and any investment of
                                            that collateral) measured at time of
                                            purchase in a broadly diversified
                                            portfolio of large-cap and blue chip
                                            equity investments representing all
                                            major sectors of the U.S. economy.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YMC                Goldman Sachs VIT Mid    Objective: seeks long-term capital appreciation.   Goldman Sachs Asset
                   Cap Value Fund           Invests, under normal circumstances, at least      Management
                                            80% of its net assets plus any
                                            borrowing for investment purposes
                                            (measured at time of purchase) in a
                                            diversified portfolio of equity
                                            investments in mid-capitalization
                                            issuers within the range of the
                                            market capitalization of companies
                                            constituting the Russell Midcap
                                            Value Index at the time of
                                            investment.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YAG                Janus Aspen Series       Objective: long-term growth of capital.            Janus Capital
                   Aggressive Growth        Non-diversified mutual fund that invests
                   Portfolio: Service       primarily in common stocks selected for their
                   Shares                   growth potential and normally invests at least
                                            50% of its equity assets in medium-sized
                                            companies.
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
20  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGT                Janus Aspen Series       Objective: long-term growth of capital.            Janus Capital
                   Global Technology        Non-diversified mutual fund that invests, under
                   Portfolio: Service       normal circumstances, at least 80% of its net
                   Shares                   assets in securities of companies that the
                                            portfolio manager believes will
                                            benefit significantly from advances
                                            or improvements in technology. It
                                            implements this policy by investing
                                            primarily in equity securities of
                                            U.S. and foreign companies selected
                                            for their growth potential.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIG                Janus Aspen Series       Objective: long-term growth of capital. Invests,   Janus Capital
                   International Growth     under normal circumstances, at least 80% of its
                   Portfolio: Service       net assets in securities of issuers from at
                   Shares                   least five different countries, excluding the
                                            United States. Although the Portfolio intends to
                                            invest substantially all of its assets in
                                            issuers located outside the United States, it
                                            may at times invest in U.S. issuers and it may
                                            at times invest all of its assets in fewer than
                                            five countries or even a single country.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIP                Lazard Retirement        Objective: long-term capital appreciation.         Lazard Asset Management
                   International Equity     Invests primarily in equity securities,
                   Portfolio                principally common stocks of relatively large
                                            non-U.S. companies with market
                                            capitalizations in the range of the
                                            Morgan Stanley Capital International
                                            (MSCI) Europe, Australia and Far
                                            East (EAFE(R) ) Index that the
                                            Investment Manager believes are
                                            undervalued based on their earnings,
                                            cash flow or asset values.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YGW                MFS(R) Investors         Objective: long-term growth of capital and         MFS Investment
                   Growth Stock Series -    future income. Invests at least 80% of its total   Management(R)
                   Service Class            assets in common stocks and related securities
                                            of companies which MFS believes
                                            offer better than average prospects
                                            for long-term growth.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YDS                MFS(R) New Discovery     Objective: capital appreciation. Invests           MFS Investment
                   Series - Service Class   primarily in equity securities of emerging         Management(R)
                                            growth companies.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YPH                Putnam VT High Yield     Objective: seeks high current income. Capital      Putnam Investment
                   Fund - Class IB Shares   growth is a secondary goal when consistent with    Management, LLC
                                            achieving high current income. The
                                            fund seeks its goal by investing at
                                            least 80% of the fund's net assets
                                            in U.S. corporate bonds rated below
                                            investment grade (junk bonds) and
                                            that have intermediate to
                                            longer-term maturities (three years
                                            or longer).
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIO                Putnam VT                Objective: long-term capital appreciation. The     Putnam Investment
                   International New        fund seeks its goal by investing mainly in         Management, LLC
                   Opportunities Fund -     common stock of companies outside of the United
                   Class IB Shares          States with a focus on growth stocks.
------------------ ------------------------ -------------------------------------------------- -----------------------------

--------------------------------------------------------------------------------
21  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

------------------ ------------------------ -------------------------------------------------- -----------------------------
Subaccount         Investing In             Investment Objectives and Policies                 Investment Adviser or Manager
------------------ ------------------------ -------------------------------------------------- -----------------------------
YNO                Putnam VT New            Objective: long-term capital appreciation. The     Putnam Investment
                   Opportunities Fund -     fund seeks its goal by investing mainly in         Management, LLC
                   Class IA Shares          common stocks of U.S. companies with a focus on
                                            growth stocks in sectors that Putnam
                                            Management believes to have high
                                            growth potential.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YVS                Putnam VT Vista Fund -   Objective: capital appreciation. The fund seeks    Putnam Investment
                   Class IB Shares          its goal by investing mainly in common stocks of   Management, LLC
                                            U.S. companies with a focus on growth stocks.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YMI                Royce Micro-Cap          Objective: long-term growth of capital. Invests    Royce & Associates, LLC
                   Portfolio                primarily in a broadly diversified portfolio of
                                            equity securities issued by
                                            micro-cap companies (companies with
                                            stock market capitalizations below
                                            $400 million).
------------------ ------------------------ -------------------------------------------------- -----------------------------
YVA                Third Avenue Value       Objective: long-term capital appreciation.         EQSF Advisers, Inc.
                   Portfolio                Invests primarily in common stocks of
                                            well-financed companies at a
                                            substantial discount to what the
                                            Adviser believes is their true
                                            value.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YIC                Wanger International     Objective: long-term growth of capital. Invests    Liberty Wanger Asset
                   Small Cap                primarily in stocks of small- and medium-size      Management, L.P.
                                            non-U.S. companies with capitalizations of less
                                            than $2 billion.
------------------ ------------------------ -------------------------------------------------- -----------------------------
YSP                Wanger U.S. Smaller      Objective: long-term growth of capital. Invests    Liberty Wanger Asset
                   Companies (previously    primarily in stocks of small- and medium-size      Management, L.P.
                   Wanger U.S. Small Cap)   U.S. companies with capitalizations of less than
                                            $2 billion.
------------------ ------------------------ -------------------------------------------------- -----------------------------


FUND OBJECTIVES
A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any retail mutual fund.

The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the fund prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

All funds are available to serve as the underlying investments for variable life insurance policies. Some funds also are available to serve as investment options for variable annuities and tax-deferred retirement plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, life insurance policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts.

Diversification: The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Code. Each fund intends to comply with these requirements.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge to the extent necessary to make death benefit or other payments under the policy.


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22  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Rates of Return of the Funds and Subaccounts

This section presents rates of return first for the funds, and then for the corresponding subaccounts. Rates of return are different in the two cases because those of the subaccounts reflect additional charges. All charges and expenses mentioned in the section are explained fully under "Loads, Fees and Charges."

Rates of return of the funds: In the following table are average annual rates of return based on the actual investment performance of the funds after deduction of applicable fund charges (including the investment management fees and nonadvisory expenses) for the periods indicated assuming reinvestment of dividends and capital gains. These rates do not reflect charges that apply to the subaccounts or the policy and therefore do not illustrate how actual investment performance will affect policy benefits. If these charges were reflected, the illustrated rates of return would have been significantly lower. Past performance does not guarantee future results.

Average Annual Total Return for Period Ending Dec. 31, 2001
                                                                                                                  10 years or since
Fund                                                                      1 year        3 years        5 years      commencement
IDS Life Series Fund, Inc. -
    Equity Portfolio (1/86)(1)                                             (31.49%)       (2.27%)         4.28%          9.63%
    Equity Income Portfolio (6/99)(1)                                        1.85            --             --          (0.04)
    Government Securities Portfolio (1/86)(1)                                6.11          5.26           6.54           6.47
    Income Portfolio (1/86)(1)                                               8.13          5.04           5.73           7.14
    International Equity Portfolio (10/94)(1)                              (27.90)        (9.14)         (0.65)          7.18
    Managed Portfolio (1/86)(1)                                            (19.30)        (4.68)          3.16           7.81
    Money Market Portfolio (1/86)(1) (1.85% Simple, 1.87% Compound)(2)       3.88          4.86           4.95           4.45
AXP(R) Variable Portfolio -
    Blue Chip Advantage Fund (9/99)(1)                                     (16.49)           --             --          (6.91)
    Bond Fund (10/81)(1)                                                     7.67          4.90           4.98           7.21
    Capital Resource Fund (10/81)(1)                                       (18.11)        (5.78)          5.20           6.81
    Cash Management Fund (10/81)(1)
    (1.64% Simple, 1.65% Compound)(2)                                        3.74          4.76           4.92           4.48
    Diversified Equity Income Fund (9/99)(1)                                 2.14            --             --           2.64
    Emerging Markets Fund (5/00)(1)                                         (1.38)           --             --         (17.58)
    Extra Income Fund (5/96)(1)                                              4.93          0.36           1.84           2.63
    Federal Income Fund (9/99)(1)                                            6.29            --             --           6.61
    Global Bond Fund (5/96)(1)                                               1.34          0.01           2.33           3.44
    Growth Fund (9/99)(1)                                                  (30.95)           --             --         (16.01)
    International Fund (1/92)(1)                                           (28.69)        (7.97)         (1.49)          3.81
    Managed Fund (4/86)(1)                                                 (10.59)         0.10           6.78           8.74
    New Dimensions Fund(R) (5/96)(1)                                       (16.71)        (0.01)          9.85          10.77
    S&P 500 Index Fund (5/00)(1)                                           (12.46)           --             --         (13.22)
    Small Cap Advantage Fund (9/99)(1)                                      (6.53)           --             --           4.39
    Strategy Aggressive Fund (1/92)(1)                                     (32.91)        (2.42)          1.44           6.65
AIM V.I.
    Capital Appreciation Fund, Series I (5/93)(1)                          (23.28)        (0.39)          6.00          11.75
    Capital Development Fund, Series I  (5/98)(1)                           (8.08)         9.04            N/A           0.50
    Core Equity Fund, Series I  (5/94)(1)                                  (22.83)        (3.98)          7.28          11.36
    (previously AIM V.I. Growth and Income Fund, Series I)
American Century(R) Variable Portfolios, Inc.
    VP International (5/94)(1)                                             (29.17)        (1.13)          6.37           6.84
    VP Value (5/96)(1)                                                      12.82          9.74           11.8          12.61


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23  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Average Annual Total Return for Period Ending Dec. 31, 2001 (continued)
                                                                                                                 10 years or since
Fund                                                                      1 year        3 years        5 years     commencement
Calvert Variable Series, Inc.
    Social Balanced Portfolio (9/86)(1)                                     (6.94%)        0.39%          7.15%          8.79%
Credit Suisse Trust
    Emerging Growth Portfolio (9/99)(1)                                    (16.41)          N/A            N/A           3.66
    Small Cap Growth Portfolio (6/95)(1)                                   (16.01)         5.16           5.49          10.03
    (previously Credit Suisse Warburg Pincus Trust -
    Small Company Growth Portfolio)
Fidelity VIP
    Growth & Income Portfolio (Service Class) (12/96)(1),(3)                (8.85)        (1.44)          9.99            N/A
    Mid Cap Portfolio (Service Class) (12/98)(1),(3)                        (3.36)        24.33            N/A            N/A
    Overseas Portfolio (Service Class) (1/87)(1),(3)                       (21.27)        (3.22)          2.64           5.85
FTVIPT
    Franklin Real Estate Fund - Class 2 (1/89)(1),(4)                        7.88          9.95           5.94          10.22
    Franklin Small Cap Value Securities Fund - Class 2 (5/98)(1),(4)        13.79         12.99            N/A           3.23
    (previously FTVIPT Franklin Value Securities Fund - Class 2)
    Templeton Foreign Securities Fund - Class 2 (5/92)(1),(5),(11)         (15.99)         0.35           4.63           9.64
    (previously FTVIPT Templeton International Securities Fund -
    Class 2)
    Templeton International Smaller Companies Fund -
    Class 2 (5/96)(1),(4)                                                   (2.64)         6.01           0.58           2.62
Goldman Sachs VIT
    CORE(SM) Small Cap Equity Fund (2/98)(1),(6)                             4.53          7.72            N/A           3.29
    CORE(SM) U.S. Equity Fund (2/98)(1),(6)                                (11.94)         (.36)           N/A           3.31
    Mid Cap Value Fund (5/98)(1)                                             6.82         11.51            N/A           5.06
Janus Aspen Series
    Aggressive Growth Portfolio: Service Shares (9/93)(1),(7)              (39.59)        (2.75)          6.79          12.22
    Global Technology Portfolio: Service Shares (1/00)(1),(8)              (37.31)          N/A            N/A         (36.41)
    International Growth Portfolio: Service Shares (5/94)(1),(7)           (23.43)         4.85           9.78          13.47
Lazard Retirement Series
    International Equity Portfolio (9/98)(1)                               (24.06)        (5.89)           N/A          (1.97)
MFS(R)
    Investors Growth Stock Series - Service Class (5/99)(1),(9)            (24.83)          N/A            N/A          (0.5)
    New Discovery Series - Service Class (5/98)(1),(9)                      (5.25)        17.19            N/A          14.53
Putnam Variable Trust
    Putnam VT High Yield Fund - Class IB Shares (2/88)(1),(10)               3.65          0.11           1.51           7.50
    Putnam VT International New Opportunities Fund -
    Class IB Shares (1/97)(1),(10)                                         (28.68)        (3.91)           N/A           0.42
    Putnam VT New Opportunities Fund - Class IA Shares (5/94)(1)           (29.99)        (4.31)          6.09          11.60
    Putnam VT Vista Fund - Class IB Shares (1/97)(1),(10)                  (33.50)        (0.90)           N/A           7.44
Royce Capital Fund
    Micro-Cap Portfolio (12/96)(1)                                          29.71         25.37          19.98          19.96
Third Avenue
    Value Portfolio (9/99)(1)                                               13.68           N/A            N/A          27.27
Wanger
    International Small Cap (5/95)(1)                                      (21.27)         8.75           8.07          15.53
    U.S. Smaller Companies (5/95)(1)                                        11.39          8.56          12.47          18.27
    (previously Wanger U.S. Small Cap)


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24  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

(1)   (Commencement date of the fund.)

(2) The 7-day yield shown here in parentheses, more closely reflects the current earnings of the fund than the total return quotations.

(3) Initial offering of the Service Class of each fund took place on Nov. 3, 1997(except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997(or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 performance for prior periods represents the historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense which also affects all future performance.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(6)   CORE(SM) is a servicemark of Goldman, Sachs & Co.

(7) The returns shown for Service Shares for periods prior to their inception(December 31, 1999) are derived from the historical performance of the Institutional Shares; adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(8) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(9) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares(blended performance). These blended performance figures have not been adjusted to take into account differences in the Class-specific operating expenses(such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(10) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares(not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(11) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.


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25  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


Rates of Return of Subaccounts
Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the subaccounts invested in them at that time which, in some cases, they did not. Although we base performance figures on historical earnings, past performance does not guarantee future results.

Average annual rates of return in the following tables reflect all fund expenses and the mortality and expense risk charge. In the first table, the rates of return also reflect the 3.5% premium expense charge. In the second table the rates of return do not reflect the 3.5% premium expense charge. In both tables the rates of return do not reflect the surrender charge or monthly deduction. If these charges were reflected, the illustrated rates of return would have been significantly lower.

Average Annual Total Return Reflecting the 3.5% Premium Expense Charge for Period Ending Dec. 31, 2001

                                                                   Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                       Since                                Since
Subaccount     Investing in                               1 year  5 years 10 years commencement 1 year 5 years 10 years commencement
               IDS Life Series Fund, Inc. -
Equity           Equity Portfolio (8/87; 1/86)(1)          (34.48%)   2.61%   8.26%     9.31%     (34.48%)  2.61%   8.26%     10.44%
Equity Income    Equity Income Portfolio (11/00; 6/99)(1)   (2.60)      --      --      0.21       (2.60)     --      --      (2.32)
Government       Government Securities                       1.46     4.83    5.14      6.53        1.46    4.83    5.14       5.82
Securities       Portfolio (8/87; 1/86)(1)
Income           Income Portfolio (8/87; 1/86)(1)            3.41     4.03    5.81      6.83        3.41    4.03    5.81       6.12
International    International Equity
Equity           Portfolio (10/94; 10/94)(1)               (31.06)   (2.24)     --      5.69      (31.06)  (2.24)     --       5.69
Managed          Managed Portfolio (8/87; 1/86)(1)         (22.83)    1.51    6.46      8.49      (22.83)   1.51    6.46       9.13
Money Market     Money Market Portfolio (8/87; 1/86)(1)     (0.65)    3.27    3.16      4.06       (0.65)   3.27    3.16       4.11
               AXP(R) Variable Portfolio -
YBC              Blue Chip Advantage Fund (11/00; 9/99)(1) (20.14)      --      --    (19.96)     (20.14)     --      --      (9.16)
YBD              Bond Fund (11/00; 10/81)(1)                 2.95       --      --      4.92        2.95    3.31    6.02       9.10
YCR              Capital Resource Fund (11/00; 10/81)(1)   (21.69)      --      --    (21.07)     (21.69)   3.53    5.48      10.88
YCM              Cash Management Fund (11/00; 10/81)(1)     (0.79)      --      --     (0.14)      (0.79)   3.25    3.19       5.26
YDE              Diversified Equity
                 Income Fund (11/00; 9/99)(1)               (2.32)      --      --      0.56       (2.32)     --      --       0.15
YEM              Emerging Markets Fund (11/00; 5/00)(1)     (5.72)      --      --     (9.04)      (5.72)     --      --     (20.05)
YEX              Extra Income Fund (11/00; 5/96)(1)          0.39       --      --     (1.94)       0.39    0.22      --       1.08
YFI              Federal Income Fund (11/00; 9/99)(1)        1.47       --      --      3.33        1.47      --      --       3.98
YGB              Global Bond Fund (11/00; 5/96)(1)          (3.21)      --      --      1.99       (3.21)   0.67      --       1.85
YGR              Growth Fund (11/00; 9/99)(1)              (33.97)      --      --    (36.40)     (33.97)     --      --     (18.05)
YIE              International Fund (11/00; 1/92)(1)       (31.80)      --      --    (29.35)     (31.80)  (3.07)     --       2.56
YMF              Managed Fund (11/00; 4/86)(1)             (14.50)      --      --    (12.36)     (14.50)   5.07    7.45       8.97
YND              New Dimensions Fund(R) (11/00; 5/96)(1)   (20.35)      --      --    (19.27)     (20.35)   8.09      --       9.09
YIV              S&P 500 Index Fund (11/00; 5/00)(1)       (16.29)      --      --    (16.28)     (16.29)     --      --     (15.82)
YSM              Small Cap Advantage Fund (11/00; 9/99)(1) (10.62)      --      --     (7.68)     (10.62)     --      --       1.85
YSA              Strategy Aggressive Fund (11/00; 1/92)(1) (35.84)      --      --    (36.99)     (35.84)  (0.19)     --       5.34
               AIM V.I.
YCA              Capital Appreciation Fund, Series I
                 (11/00; 5/93)(1)                          (26.63)      --      --    (28.12)     (26.63)   4.31      --      10.29
YCD              Capital Development Fund, Series I
                 (11/00; 5/98)(1)                          (12.10)      --      --     (9.13)     (12.10)     --      --       3.12
YGI              Core Equity Fund, Series I
                 (11/96; 5/94)(1)                          (26.21)    5.56      --      5.48      (26.21)   5.56      --       9.85
                 (previously AIM V.I. Growth and Income
                 Fund, Series I)

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26  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


Average  Annual Total Return  Reflecting  the 3.5%  Premium  Expense  Charge for
Period Ending Dec. 31, 2001 (continued)

                                                                     Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                       Since                                Since
Subaccount     Investing in                               1 year  5 years 10 years commencement 1 year 5 years 10 years commencement
       American Century(R) Variable Portfolios, Inc.
YIR      VP International (11/00; 5/94)(1)                 (32.27%)  --%     --%      (27.89%)  (32.27%)  3.00%     --%      4.21%
YVL      VP Value (11/00; 5/96)(1)                           7.89    --      --        14.13      7.89   10.02      --      10.92
       Calvert Variable Series, Inc.
YSB      Social Balanced Portfolio (11/00; 9/86)(1)        (10.87)   --      --       (11.29)   (10.87)   5.45    7.43       8.09
         Credit Suisse Trust
YEG      Emerging Growth Portfolio (11/00; 9/99)(1)        (20.06)   --      --       (18.26)   (20.06)     --      --       1.16
YSC      Small Cap Growth Portfolio (11/00; 6/95)(1)       (19.68)   --      --       (18.61)   (19.68)   3.82      --       8.45
         (previously Credit Suisse Warburg Pincus Trust -
         Small Company Growth Portfolio)
       Fidelity VIP
YGC      Growth & Income Portfolio
         (Service Class) (11/00; 12/96)(1),(2)             (12.83)   --      --       (11.72)   (12.83)   8.23      --       8.23
YMP      Mid Cap Portfolio
         (Service Class) (11/00; 12/98)(1),(2)              (7.59)   --      --        (1.40)    (7.59)     --      --      22.99
YOS      Overseas Portfolio
         (Service Class) (11/00; 1/87)(1),(2)              (24.71)   --      --       (23.62)   (24.71)   1.00    4.52       4.82
       FTVIPT
YRE      Franklin Real Estate Fund -
         Class 2 (11/00; 1/89)(1),(3)                        3.17    --      --        10.13      3.17    4.25   10.06       8.94
YSV      Franklin Small Cap Value Securities Fund -
         Class 2 (11/00; 5/98)(1),(3)                        8.82    --      --        15.03      8.82      --      --       1.31
         (previously FTVIPT Franklin Value Securities
         Fund - Class 2)
YIF      Templeton Foreign Securities Fund -
         Class 2 (11/00; 5/92)(1),(4),(10)                 (19.67)   --      --       (14.60)   (19.67)   2.95      --       8.27
         (previously FTVIPT Templeton International
         Securities Fund - Class 2)
YIS      Templeton International Smaller
         Companies Fund - Class 2
         (11/00; 5/96)(1),(3)                               (6.89)   --      --        (4.56)    (6.89)  (1.01)     --       1.09
       Goldman Sachs VIT
YSE      CORE(SM) Small Cap
         Equity Fund (11/00; 2/98)(1),(5)                   (0.03)   --      --         2.70     (0.03)     --      --       1.40
YUE      CORE(SM) U.S. Equity
         Fund (11/00; 2/98)(1),(5)                         (15.79)   --      --       (16.02)   (15.79)     --      --       1.43
YMC      Mid Cap Value Fund (11/00; 5/98)(1)                 7.17    --      --        16.70      7.17      --      --       4.45
       Janus Aspen Series
YAG      Aggressive Growth Portfolio:
         Service Shares (11/00; 9/93)(1),(6)               (42.23)   --      --       (44.79)   (42.23)   5.10      --      10.75
YGT      Global Technology Portfolio:
         Service Shares (11/00; 1/00)(1),(7)               (40.06)   --      --       (44.18)   (40.06)     --      --     (38.00)
YIG      International Growth Portfolio:
         Service Shares (11/00; 5/94)(1),(6)               (26.78)   --      --       (26.74)   (26.78)   8.14      --      12.11
       Lazard Retirement Series
YIP      International Equity
         Portfolio (11/00; 9/98)(1)                        (27.38)   --      --       (23.39)   (27.38)     --      --      (3.87)
       MFS(R)
YGW      Investors Growth Stock Series -
         Service Class (11/00; 5/99)(1),(8)                (28.12)    --      --      (27.40)   (28.12)     --      --      (2.73)
YDS      New Discovery Series -
         Service Class (11/00; 5/98)(1),(8)                 (9.39)    --      --       (9.02)    (9.39)     --      --      12.38

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27  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


Average  Annual Total Return  Reflecting  the 3.5%  Premium  Expense  Charge for
Period Ending Dec. 31, 2001 (continued)

                                                                    Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                       Since                                Since
Subaccount     Investing in                               1 year  5 years 10 years commencement 1 year 5 years 10 years commencement
       Putnam Variable Trust
YPH      Putnam VT High Yield -
         Class IB Shares (11/00; 2/88)(1),(9)              (0.88%)    --%   --%       (2.32%)    (0.88%) (0.11%)  5.91%    6.26%
YIO      Putnam VT International New Opportunities
         Fund - Class IB Shares (11/00; 1/97)(1),(9)      (31.79)     --    --       (31.50)    (31.79)     --      --    (1.18)
YNO      Putnam VT New Opportunities Fund -
         Class IA Shares (11/96; 5/94)(1)                 (33.05)   4.39    --         3.83     (33.05)   4.39            10.10
YVS      Putnam VT Vista Fund -
         Class IB Shares (11/00; 1/97)(1),(9)             (36.41)     --    --       (35.62)    (36.41)     --      --     5.77
       Royce Capital Fund
YMI      Micro-Cap Portfolio (11/00; 12/96)(1)             24.05      --    --        26.85      24.05   18.04      --    18.04
       Third Avenue
YVA      Value Portfolio (11/00; 9/99)(1)                   8.72      --    --        16.40       8.72      --      --    24.17
       Wanger
YIC      International Small Cap (11/00; 5/95)(1)         (24.60)     --    --       (27.84)    (24.60)   6.36      --    13.91
YSP      U.S. Smaller Companies (11/00; 5/95)(1)            6.52      --    --        11.52       6.52   10.64      --    16.58
         (previously Wanger U.S. Small Cap)

(1)    (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)    CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

--------------------------------------------------------------------------------
28  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Without  Reflecting the 3.5% Premium  Expense Charge
for Period Ending Dec. 31, 2001
                                                                     Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                      Since                                Since
Subaccount   Investing in                                  1 year 5 years 10 years commencement 1 year 5 years 10 years commencement
              IDS Life Series Fund, Inc. -
Equity          Equity Portfolio (8/87; 1/86)(1)           (32.11%) 3.35%   8.65%     9.58%     (32.11%)  3.35%   8.65%     10.68%
Equity Income   Equity Income Portfolio (11/00; 6/99)(1)     0.93     --      --      3.41        0.93      --      --      (0.94)
Government      Government Securities
Securities      Portfolio (8/87; 1/86)(1)                    5.14   5.58    5.51      6.80        5.14    5.58    5.51       6.06
Income          Income Portfolio (8/87; 1/86)(1)             7.16   4.77    6.18      7.10        7.16    4.77    6.18       6.36
International   International Equity
Equity          Portfolio (10/94; 10/94)(1)                (28.56) (1.54)     --      6.22      (28.56)  (1.54)     --       6.22
Managed         Managed Portfolio (8/87; 1/86)(1)          (20.03)  2.24    6.84      8.76      (20.03)   2.24    6.84       9.37
Money Market    Money Market Portfolio (8/87; 1/86)(1)       2.95   4.01    3.53      4.31        2.95    4.01    3.53       4.35
              AXP(R) Variable Portfolio -
YBC             Blue Chip Advantage Fund
                (11/00; 9/99)(1)                           (17.24)    --      --    (17.40)     (17.24)     --      --      (7.74)
YBD             Bond Fund (11/00; 10/81)(1)                  6.68     --      --      8.28        6.68    4.05    6.39       9.30
YCR             Capital Resource Fund
                (11/00; 10/81)(1)                          (18.85)    --      --    (18.55)     (18.85)   4.27    5.86      11.08
YCM             Cash Management Fund (11/00; 10/81)(1)       2.81     --      --      3.06        2.81    3.99    3.56       5.45
YDE             Diversified Equity Income
                Fund (11/00; 9/99)(1)                        1.22     --      --      3.78        1.22      --      --       1.72
YEM             Emerging Markets Fund (11/00; 5/00)(1)      (2.30)    --      --     (6.13)      (2.30)     --      --     (18.32)
YEX             Extra Income Fund (11/00; 5/96)(1)           4.03     --      --      1.19        4.03    0.94      --       1.72
YFI             Federal Income Fund (11/00; 9/99)(1)         5.15     --      --      6.64        5.15      --      --       5.61
YGB             Global Bond Fund (11/00; 5/96)(1)            0.30     --      --      5.25        0.30    1.39      --       2.49
YGR             Growth Fund (11/00; 9/99)(1)               (31.57)    --      --    (34.37)     (31.57)     --      --     (16.76)
YIE             International Fund (11/00; 1/92)(1)        (29.33)    --      --    (27.09)     (29.33)  (2.37)     --       2.93
YMF             Managed Fund (11/00; 4/86)(1)              (11.40)    --      --     (9.56)     (11.40)   5.82    7.84       9.22
YND             New Dimensions Fund(R) (11/00; 5/96)(1)    (17.47)    --      --    (16.68)     (17.47)   8.86      --       9.78
YIV             S&P 500 Index Fund (11/00; 5/00)(1)        (13.25)    --      --    (13.60)     (13.25)     --      --     (14.00)
YSM             Small Cap Advantage Fund
                (11/00; 9/99)(1)                            (7.38)    --      --     (4.73)      (7.38)     --      --       3.45
YSA             Strategy Aggressive Fund
                (11/00; 1/92)(1)                           (33.51)    --      --    (34.97)     (33.51)   0.53      --       5.72
              AIM V.I.
YCA             Capital Appreciation Fund,
                Series I (11/00; 5/93)(1)                  (23.97)    --      --    (25.82)     (23.97)   5.06      --      10.75
YCD             Capital Development Fund,
                Series I (11/00; 5/98)(1)                   (8.91)    --      --     (6.22)      (8.91)     --      --       4.13
YGI             Core Equity Fund, Series I
                (11/96; 5/94)(1)                           (23.53)  6.32      --      6.22      (23.53)   6.32      --      10.36
                (previously AIM V.I. Growth and
                Income Fund, Series I)
              American Century(R) Variable Portfolios, Inc.
YIR             VP International (11/00; 5/94)(1)          (29.81)    --      --    (25.59)     (29.81)   3.74      --       4.70
YVL             VP Value (11/00; 5/96)(1)                   11.81     --      --     17.78       11.81   10.81      --      11.62
              Calvert Variable Series, Inc.
YSB             Social Balanced Portfolio
                (11/00; 9/86)(1)                            (7.64)    --      --     (8.46)      (7.46)   6.20    7.82       8.35
              Credit Suisse Trust
YEG             Emerging Growth Portfolio
                (11/00; 9/99)(1)                           (17.16)    --      --    (15.64)     (17.16)     --      --       2.74
YSC             Small Cap Growth Portfolio
                (11/00; 6/95) (1)                          (16.77)    --      --    (16.01)     (16.77)   4.56      --       9.04
                (previously Credit Suisse Warburg Pincus
                 Trust - Small Company Growth Portfolio)

--------------------------------------------------------------------------------
29  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Without Reflecting the 3.5% Premium Expense Charge for Period Ending Dec. 31, 2001 (continued)

                                                                    Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                       Since                                Since
Subaccount     Investing in                               1 year  5 years 10 years commencement 1 year 5 years 10 years commencement
       Fidelity VIP
YGC      Growth & Income Portfolio
         (Service Class) (11/00; 12/96)(1),(2)            (9.67%)    --%     --%     (8.90%)     (9.67%)  9.01%    --%     9.01%
YMP      Mid Cap Portfolio
         (Service Class) (11/00; 12/98)(1),(2)            (4.23)     --      --       1.76       (4.23)     --     --     24.46
YOS      Overseas Portfolio
         (Service Class) (11/00; 1/87)(1),(2)            (21.98)     --      --     (21.17)     (21.98)   1.73   4.90      5.07
       FTVIPT
YRE      Franklin Real Estate Fund -
         Class 2 (11/00; 1/89)(1),(3)                      6.91      --      --      13.65        6.91    4.99  10.45      9.24
YSV      Franklin Small Cap Value Securities Fund -
         Class 2 (11/00; 5/98)(1),(3)                     12.77      --      --      18.71       12.77      --     --      2.30
         (previously FTVIPTFranklin Value
         Securities Fund - Class 2)
YIF      Templeton Foreign Securities Fund -
         Class 2 (11/00; 5/92)(1),(4),(10)               (16.75)     --      --     (11.87)     (16.75)   3.69     --      8.66
         (previously FTVIPTTempleton International
         Securities Fund - Class 2)
YIS      Templeton International Smaller Companies
         Fund - Class 2 (11/00; 5/96)(1),(3)              (3.51)     --      --      (1.50)      (3.51)  (0.30)    --      1.72
         Goldman Sachs VIT
YSE      CORE(SM) Small Cap
         Equity Fund (11/00; 2/98)(1),(5)                  3.59      --      --       5.99        3.59      --     --      2.34
YUE      CORE(SM) U.S. Equity
         Fund (11/00; 2/98)(1),(5)                       (12.73)     --      --     (13.33)     (12.73)     --     --      2.37
YMC      Mid Cap Value Fund (11/00; 5/98)(1)              11.06      --      --      20.43       11.06      --     --      5.46
       Janus Aspen Series
YAG      Aggressive Growth Portfolio:
         Service Shares (11/00; 9/93)(1),(6)             (40.13)     --      --     (43.02)     (40.13)   5.85     --     11.23
YGT      Global Technology Portfolio:
         Service Shares (11/00; 1/00)(1),(7)             (37.88)     --      --     (42.39)     (37.88)     --     --    (36.86)
YIG      International Growth Portfolio:
         Service Shares (11/00; 5/94)(1),(6)             (24.12)     --      --     (24.39)     (24.12)   8.91     --     12.63
       Lazard Retirement Series
YIP      International Equity
         Portfolio (11/00; 9/98)(1)                      (24.75)     --      --     (20.94)     (24.75)     --     --     (2.84)
       MFS(R)
YGW      Investors Growth Stock Series -
         Service Class (11/00; 5/99)(1),(8)              (25.51)     --      --     (25.08)     (25.51)     --     --     (1.42)
YDS      New Discovery Series -
         Service Class (11/00; 5/98)(1),(8)               (6.11)     --      --      (6.11)      (6.11)     --     --     13.47
       Putnam Variable Trust
YPH      Putnam VT High Yield -
         Class IB Shares (11/00; 2/88)(1),(9)              2.71      --      --       0.81        2.71    0.60   6.28      6.53
YIO      Putnam VT International New Opportunities
         Fund - Class IB Shares (11/00; 1/97)(1),(9)     (29.32)     --      --     (29.31)     (29.32)     --     --     (0.48)
YNO      Putnam VT New Opportunities Fund -
         Class IA Shares (11/96; 5/94)(1)                (30.62)   5.14      --       4.55      (30.62)   5.14     --     10.61
YVS      Putnam VT Vista Fund -
         Class IB Shares (11/00; 1/97)(1),(9)            (34.10)     --      --     (33.56)     (34.10)     --     --      6.52

--------------------------------------------------------------------------------
30  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Average Annual Total Return Without Reflecting the 3.5% Premium Expense Charge for Period Ending Dec. 31, 2001 (continued)

                                                                     Performance since                       Performance since
                                                            commencement of the subaccount             commencement of the fund
                                                                                       Since                                Since
Subaccount     Investing in                               1 year  5 years 10 years commencement 1 year 5 years 10 years commencement
       Royce Capital Fund
YMI      Micro-Cap Portfolio (11/00; 12/96)(1)              28.54%   --%     --%       30.90%    28.54%  18.88%    --%    18.89%
         Third Avenue
YVA      Value Portfolio (11/00; 9/99)(1)                   12.66    --      --        20.12     12.66      --     --     26.13
       Wanger
YIC      International Small Cap (11/00; 5/95)(1)          (21.87)   --      --       (25.54)   (21.87)   7.12     --     14.52
YSP      U.S. Smaller Companies (11/00; 5/95)(1)            10.38    --      --        15.09     10.38   11.43     --     17.20
         (previously Wanger U.S. Small Cap)

(1)    (Commencement date of the subaccount; Commencement date of the fund.)

(2) Initial offering of the Service Class of each fund took place on Nov. 3, 1997 (except VIP Mid Cap which took place on Dec. 28, 1998). Returns prior to Nov. 3, 1997 (or Dec. 28, 1998 for VIP Mid Cap) are those of the Initial Class; which has no 12b-1 fee. If Service Class's 12b-1 fee of 0.10% had been reflected, returns prior to Nov. 3, 1997 would have been lower.

(3) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Because Class 2 shares were not offered until Jan. 6, 1999, standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning Jan. 6, 1999 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(4) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ. Performance prior to the May 1, 2000 merger reflects the historical performance of the Templeton International Fund. In addition, for periods beginning on May 1, 1997, Class 2 fund performance reflects an additional 12b-1 fee expense which also affects future performance.

(5)    CORE(SM) is a servicemark of Goldman, Sachs & Co.

(6) The returns shown for Service Shares for periods prior to their inception (December 31, 1999) are derived from the historical performance of the Institutional Shares, adjusted to reflect the higher operating expenses of Service Shares. In recent years returns have sustained significant gains and losses due to market volatility in the technology sectors.

(7) In recent years returns have sustained significant gains and losses due to market volatility in the technology sector.

(8) Service Class shares commenced operations in May 2000. Service Class shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial class shares, the blended Service Class share performance is higher than it would have been had the Service Class shares been offered for the entire period.

(9) Performance information for Class IB shares for the period prior to April 6, 1998 for Putnam VT Growth and Income Fund and April 30, 1998 for Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International New Opportunities Fund and Putnam VT Vista Fund are based on the performance of the fund's Class IA shares (not offered as an investment option), adjusted to reflect the fees paid by Class IB shares, including a Rule 12b-1 fee of 0.25%. Restated to reflect an increase in 12b-1 fees effective April 30, 2001. Actual 12b-1 fees during the most recent fiscal year were 0.22%.

(10) FTVIPT Templeton International Smaller Companies Fund - Class 2 merged into this fund as of April 30, 2002.

--------------------------------------------------------------------------------
31  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

The Fixed Account

You can allocate premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts").


The fixed account is the general investment account of IDS Life of New York. It includes all assets owned by IDS Life of New York other than those in the variable account and other separate accounts. Subject to applicable law, IDS Life of New York has sole discretion to decide how assets of the fixed account will be invested.

Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, IDS Life of New York guarantees that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4.0%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on the continued claims-paying ability of IDS Life of New York. IDS Life of New York bears the full investment risk for amounts allocated to the fixed account. IDS Life of New York is not obligated to credit interest at any rate higher than 4.0%, although we may do so at our sole discretion. Rates higher than 4.0% may change from time to time, at the discretion of IDS Life of New York, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing IDS Life of New York policies, product design, competition and IDS Life of New York revenues and expenses.


We will not credit interest in excess of 4.0% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Policy Value

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account.

FIXED ACCOUNT VALUE
The value in the fixed account on the policy date (when the policy is issued) equals the portion of your initial net premium that you have allocated to the fixed account, plus interest accrued before the policy date, minus the portion of the monthly deduction for the first policy month that you have allocated to the fixed account.

On any later date, the value in the fixed account equals:

o  the value on the previous monthly date; plus

o  net premiums allocated to the fixed account since the last monthly date;
   plus

o any transfers to the fixed account from the subaccounts, including loan transfers, since the last monthly date; plus

o  any policy value credit allocated to the fixed account; plus

o  accrued interest on all of the above; minus

o any transfers from the fixed account to the subaccounts, including loan repayment transfers, since the last monthly date; minus

o any partial surrenders or partial surrender fees allocated to the fixed account since the last monthly date; minus

o interest on any transfers or partial surrenders, from the date of the transfer or surrender to the date of calculation; minus

o any portion of the monthly deduction for the coming month that is allocated to the fixed account if the date of calculation is a monthly date.

SUBACCOUNT VALUES
The value in each subaccount changes daily, depending on the investment performance of the fund in which that subaccount invests and on other factors detailed below. There is no guaranteed minimum subaccount value. You, as owner, bear the entire investment risk.

Calculation of subaccount value: The value in each subaccount on the policy date equals:

o  the portion of your initial net premium allocated to that subaccount; plus

o  interest accrued before the policy date, minus

o the portion of the monthly deduction for the first policy month that you have allocated to that subaccount.


--------------------------------------------------------------------------------
32  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

The value of each subaccount on each subsequent valuation date equals:

o the value of the subaccount on the preceding valuation date, multiplied by the net investment factor for the current valuation period (explained below); plus

o net premiums received and allocated to the subaccount during the current valuation period; plus

o any transfers to the subaccount (from the fixed account or other subaccounts, including loan repayment transfers) during the period; plus

o  any policy value credit allocated to the subaccounts; minus

o any transfers from the subaccount including loan transfers during the current valuation period; minus

o any partial surrenders and partial surrender fees allocated to the subaccount during the period; minus

o any portion of the monthly deduction allocated to the subaccount during the period.

The net investment factor measures the investment performance of a subaccount from one valuation period to the next. Because performance may fluctuate, the value of a subaccount may increase or decrease from day to day.

Accumulation units: The policy value allocated to each subaccount is converted into accumulation units. Each time you direct a premium payment or transfer policy value into one of the subaccounts, a certain number of accumulation units are credited to your policy for that subaccount. Conversely, each time you take a partial surrender or transfer value out of a subaccount, a certain number of accumulation units are subtracted.

Accumulation units are the true measure of investment value in each subaccount. For subaccounts investing in the funds, they're related to, but not the same as, the net asset value of the corresponding fund. The dollar value of each accumulation unit can rise or fall daily, depending on the investment performance of the underlying fund and on certain charges. Here's how unit values are calculated:

Number of units: To calculate the number of units for a particular subaccount, we divide your investment (net premium or transfer amount) by the current accumulation unit value.

Accumulation unit value: The current value for each subaccount equals the last value times the current net investment factor.

Net investment factor: Determined at the end of each valuation period, this factor equals: (a divided by b) - c,

where:

(a) equals:

o  net asset value per share of the fund; plus

o per-share amount of any dividend or capital gain distribution made by the relevant fund to the subaccount; plus

o any credit or minus any charge for reserves to cover any tax liability resulting from the investment operations of the subaccount.

(b) equals:

o net asset value per share of the fund at the end of the preceding valuation period; plus

o any credit or minus any charge for reserves to cover any tax liability in the preceding valuation period.

(c) is a percentage factor representing the mortality and expense risk charge, as described in "Loads, Fees and Charges," above.

Factors that affect subaccount accumulation units: Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o  additional purchase payments allocated to the subaccounts;

o  transfers into or out of the subaccount(s);

o  partial surrenders and partial surrender fees;

o  surrender charges; and/or

o  monthly deductions.

Accumulation unit values will fluctuate due to:

o  changes in underlying funds(s) net asset value;

o  dividends distributed to the subaccount(s);

o  capital gains or losses of underlying funds;

o  fund operating expenses; and/or

o  mortality and expense risk charges.


--------------------------------------------------------------------------------
33  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Proceeds Payable upon Death

We will pay a benefit to the beneficiary of the policy when the last surviving insured dies.

If that death is prior to the youngest insured's attained insurance age 100, the amount payable is based on the specified amount and death benefit option you have selected, as described below, less any indebtedness.

The proceeds payable upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100 will be the greater of:

o the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured; or

o the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured's death.

Option 1 (level amount): Under this option, the policy's value is part of the specified amount. The Option 1 death benefit is the greater of:

o  the specified amount on the date of the last surviving insured's death; or

o the applicable percentage of the policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table below.)

Youngest insured's attained insurance age in the table below refers to the youngest life insured or the age such person would have reached.

Applicable percentage table

Youngest insured's         Applicable percentage               Youngest insured's             Applicable percentage
attained insurance age        of policy value                attained insurance age              of policy value
40 or younger                       250%                               61                              128%
41                                  243                                62                              126
42                                  236                                63                              124
43                                  229                                64                              122
44                                  222                                65                              120
45                                  215                                66                              119
46                                  209                                67                              118
47                                  203                                68                              117
48                                  197                                69                              116
49                                  191                                70                              115
50                                  185                                71                              113
51                                  178                                72                              111
52                                  171                                73                              109
53                                  164                                74                              107
54                                  157                             75-90                              105
55                                  150                                91                              104
56                                  146                                92                              103
57                                  142                                93                              102
58                                  138                                94                              101
59                                  134                            95-100                              100
60                                  130

The percentage is designed to ensure that the policy meets the provisions of Federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.


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34  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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
Option 2 (variable amount): Under this option, the policy value is added to the specified amount. The Option 2 death benefit is the greater of:

o  the policy value plus the specified amount; or

o the applicable percentage of policy value on the date of the last surviving insured's death, if that death occurs on a valuation date, or on the next valuation date following the date of death. (See table above.)

Examples:                         Option 1       Option 2
Specified amount                $1,000,000      $1,000,000
Policy value                    $   50,000      $   50,000
Death benefit                   $1,000,000      $1,050,000
Policy value increases to       $   80,000      $   80,000
Death benefit                   $1,000,000      $1,080,000
Policy value decreases to       $   30,000      $   30,000
Death benefit                   $1,000,000      $1,030,000

If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because IDS Life of New York's net amount at risk is generally lower; for this reason, the monthly deduction is less, and a larger portion of your premiums and investment returns is retained in the policy value.


CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

If you change from Option 1 to Option 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit would fall below the minimum amount shown in policy.

If you change from Option 2 to Option 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following cost:

o Monthly deduction because the cost of insurance benefits depends upon the specified amount.

o  Minimum initial premium and DBG-100 premium.

o  Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to decrease the specified amount at any time. Decreases in specified amount may have tax implications, discussed in the section "Modified Endowment Contracts" under "Federal Taxes."

Decreases: Any decrease in specified amount will take effect on the monthly anniversary on or next following our receipt of your written request. The specified amount remaining after the decrease may not be less than the minimum specified amount shown in the policy. If, following a decrease in specified amount, the policy would no longer qualify as life insurance under federal tax law, the decrease may be limited to the extent necessary to meet these requirements.

A decrease in specified amount will affect your costs as follows:
o Your monthly deduction will decrease because the cost of insurance charge depends on the specified amount.

o  Charges for certain optional insurance benefits may decrease.

o  The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

Increases: Increases in specified amount are not permitted. If you wish to purchase additional insurance, you should purchase an additional policy. Currently, we do not charge the policy fee for the additional policy.

An increase or decrease in specified amount will change your initial or DBG-100 premium.
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35  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

MISSTATEMENT OF AGE OR SEX
If an insured's age or sex has been misstated, the proceeds payable upon the last surviving insured's death will be:

o  the policy value on the date of death; plus


o the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus


o  the amount of any outstanding indebtedness on the date of death.

SUICIDE

If either of the insureds dies by suicide while sane or insane within two years from the policy date, the only amount payable will be the premiums paid, minus any indebtedness and partial surrenders. The policy will terminate as of the date of the first death by suicide.


BENEFICIARY

Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving written notice to IDS Life of New York, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the last surviving insured, the beneficiary will be you or your estate.


Transfers Between the Fixed Account and Subaccounts

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. For most transfers, we will process your transfer request at the end of the valuation period during which your request is received. Currently, there is no charge for transfers. Before transferring policy value, you should consider the risks involved in changing investments.

This policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of any fund underlying the policy. These and similar activities may adversely affect a fund's ability to invest effectively in accordance with its investment objectives and policies, may increase expenses and may harm other policy owners who allocated premium payments to the fund regardless of their transfer activity. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not own this policy.

We monitor the frequency of transfers, including the size of transfers in relation to fund assets in each underlying fund, and we take appropriate action as necessary. In order to prevent market timing activities that may harm or disadvantage other policy owners we may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other policy owners. We may suspend transfer privileges at any time. We may also reject or restrict any specific payment or transfer request and impose specific limitations with respect to market timers, including restricting transfers by market timers to certain underlying funds. We may also apply other restrictions or modifications that could include, but not be limited to:

o   not accepting telephone or electronic transfer requests;

o   requiring a minimum time period between each transfer;

o not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one policy owner; or

o limiting the dollar amount that a policy owner may transfer at any one time.

We agree to provide notice of our intent to restrict transfer privileges to policy owners who have engaged in disruptive activity.

In addition, some of the underlying funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgement of the fund's investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, we may not be in a position to effect certain allocations or transfers requested by market timers and may refuse such requests without prior notice. Subject to state law, we reserve the right to impose, without prior notice, restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

FIXED ACCOUNT TRANSFER POLICIES

o You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

o If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

o If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")


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36  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

o For mail and phone transfers -- $250 or the entire subaccount balance, whichever is less.

o   For automated transfers -- $50.

From the fixed account to a subaccount:

o For mail and phone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

o   For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

o   None.

From the fixed account to a subaccount:

o   Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
Twelve automated transfers per policy year are allowed. In addition, you may make transfers by mail or by telephone, however, we reserve the right to limit transfers by mail or telephone to five per policy year. If, in alternative, we allow more than five transfers by mail or telephone, we reserve the right to assess a fee for each subsequent transfer made by mail or telephone. We guarantee that this fee will not exceed $25.00 per transfer for the duration of your policy.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER
Provide your name, policy number, Social Security Number or Taxpayer Identification Number when you request a transfer, loan or partial surrender.

1 By letter:


Regular mail:
IDS Life Insurance Company of New York
P.O. Box 5144
Albany, NY 12205

Express mail:
IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203


2 By phone:


Call between 8 a.m. and 6 p.m. (Monday - Thursday); 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)

TTY service for the hearing impaired:
(800) 869-8613 (toll free)


o We answer phone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use mail procedure as an alternative.


o We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and tape recording calls. As long as these procedures are followed, neither IDS Life of New York nor its affiliates will be liable for any loss resulting from fraudulent requests.

o We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write to IDS Life of New York and tell us.

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37  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

AUTOMATED TRANSFERS
In addition to written and phone requests, you can arrange to have policy value transferred from one account to another automatically. Your financial advisor can help you set up an automated transfer.

Automated transfer policies

o Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

o You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

o You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

o If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

o If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

o   Minimum automated transfer: $50

o If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

o The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

o If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

o Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit value, caused by fluctuations in the market value(s) of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.

How dollar-cost averaging works
                                                                        Number
                                             Amount    Accumulation    of units
                                    Month   invested    unit value     purchased
By investing an equal number        Jan       $100         $20            5.00
of dollars each month ...           Feb        100          16            6.25
                                    Mar        100           9           11.11
you automatically buy               Apr        100           5           20.00
more units when the                 May        100           7           14.29
per unit market price is low ...    June       100          10           10.00
                                    July       100          15            6.67
and fewer units                     Aug        100          20            5.00
when the per unit                   Sept       100          17            5.88
market price is high.               Oct        100          12            8.33

You have paid an average price of only $10.81 per unit over the ten months, while the average market price actually was $13.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Twelve automated transfers per policy year are allowed. We reserve the right to limit mail and telephone transfers to five per policy year. However, we also reserve the right to charge a fee for more than five transfers per year by phone or mail.


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38  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

ASSET REBALANCING
Subject to availability, you can ask us in writing to have the variable subaccount portion of your policy value allocated according to the percentages (in whole percentage amounts) that you choose. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semi-annually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The policy value must be at least $2,000 at the time of the rebalance. Rebalancing is accomplished by transferring policy value between subaccounts.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Policy Loans

You may borrow against your policy by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts" for address and phone numbers for your requests.) We will process your loan request at the end of the valuation period during which we receive your request. (Loans by telephone are limited to $50,000.) Loan payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

Interest rate: The interest rate for policy loans is 6% per year. After the policy's tenth anniversary we expect to reduce the loan interest rate to 4% per year. Interest is charged daily and due at the end of the policy year.

Minimum loan: $500 or the remaining loan value, whichever is less.


Maximum loan: 90% of the policy value minus surrender charges.


We will compute the maximum loan value as of the end of the valuation period during which we receive your loan request. The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

Payment of loaned funds: Generally, we will pay loans within seven days after we receive your request (with certain exceptions -- see "Deferral of payments," under "Payment of Policy Proceeds.")

Allocation of loans to accounts: If you do not specify whether the loan is to come from the fixed account or the subaccounts, it will be made from the subaccounts and the fixed account in proportion to their values, minus indebtedness. When a loan is made from a subaccount, accumulation units are redeemed and the proceeds transferred into the fixed account. We will credit the policy value loaned with 4% annual interest.

Repayments: We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $50.

Overdue interest: If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take such interest from all of the accounts in proportion to their value, minus indebtedness.

Effects of policy loans: If you do not repay your loan, it will reduce the death benefit and policy value. Even if you do repay it, your loan can have a permanent effect on death benefits and policy values, because money borrowed against the subaccounts will not share in the investment results of the relevant fund(s).


A loan may terminate the DBG-100 or the minimum initial premium period. The loan amount is deducted from total premiums paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.


A loan may impact the payment of the policy value credit.

Taxes: If your policy lapses or you surrender it with an outstanding indebtedness, and the amount of outstanding indebtedness plus the cash surrender value is more than the sum of premiums you paid, you generally will be liable for taxes on the excess. (See "Federal Taxes.")


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39  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Policy Surrenders
You may surrender your policy in full or in part by written or telephone request. (See chart under "Transfers Between the Fixed Account and Subaccounts.") We will process your surrender request at the end of the valuation period during which your request is received. We may require that you return your policy. Surrender payments will be mailed to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.

We will normally process your payment within seven days; however, we reserve the right to defer payment. (See "Deferral of payments," under "Payment of Policy Proceeds.")

TOTAL SURRENDERS
If you totally surrender your policy, you receive its cash surrender value -- the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.") We will compute the value of each subaccount as of the end of the valuation period during which we receive your request.

PARTIAL SURRENDERS
After the first policy year, you may surrender any amount from $500 up to 90% of the policy's cash surrender value. (Partial surrenders by telephone are limited to $50,000.) You will be charged a partial surrender fee, described under "Loads, Fees and Charges."

ALLOCATION OF PARTIAL SURRENDERS

Unless you specify otherwise, IDS Life of New York will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which your request is received. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.


EFFECTS OF PARTIAL SURRENDERS

o A partial surrender will reduce the policy value by the amount of the partial surrender and fee.

o A partial surrender will reduce the death benefit by the amount of the partial surrender and fee, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.


o A partial surrender may terminate the DBG-100 or the minimum initial premium period. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the DBG-100 or the minimum initial premium period in effect.


o A partial surrender may impact the payment of the policy value credit.

o If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and fee.


Because they reduce the specified amount, partial surrenders may affect the cost of insurance. IDS Life of New York will not allow a partial surrender if it would reduce the death benefit below the required minimum. (See "Decreases" under "Proceeds Payable upon Death.")


o If Option 2 is in effect, a partial surrender does not affect the specified amount.

TAXES
Upon surrender, you will generally be liable for taxes on any excess of the cash surrender value plus outstanding indebtedness over the premium paid.
(See "Federal Taxes.")

EXCHANGE RIGHT

For two years after the policy is issued, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.


A transfer for this purpose will not count against the five-transfers-per-year limit. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

There is no effect on the policy's death benefit, specified amount, net amount at risk, risk classification(s) or issue age. Only the options available for allocating your policy value will be affected.


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40  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Optional Insurance Benefits

You may choose to add the following benefits to your policy at an additional cost, in the form of riders (if you meet certain requirements). More detailed information on these benefits is in your policy.

FOUR-YEAR TERM INSURANCE RIDER (FYT)
FYT provides four-year term insurance. An additional death benefit is paid if both insureds die during the first four years of the policy.


POLICY SPLIT OPTION RIDER (PSO)
PSO permits a policy to be split into two individual permanent plans of life insurance then offered by IDS Life of New York for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds, dissolution of a business or partnership owned or conducted by the insureds or certain changes in federal estate tax law. (See "Federal Taxes.")


SURVIVOR TERM INSURANCE RIDER (STR)
STR provides a level, term death benefit payable upon the death of the last surviving insured on the base policy.

Payment of Policy Proceeds

Proceeds will be paid when:

o  you surrender the policy; or

o  the last surviving insured dies.


We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into a checking account). We will compute the amount of the death benefit and pay it in a single sum unless you select one of the payment options below. We will pay interest at the rate then in effect, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

Payment options: During an insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. (The beneficiary may also select a payment option, unless you say that he or she can't.) You decide how much of the proceeds will be placed under each option (minimum: $5,000). Any such amount will be transferred to IDS Life of New York's general account. Unless we agree otherwise, payments under all options must be made to a natural person.


You may also make a written request to us to change a prior choice of payment option or, if we agree, to elect a payment option other than the three below.

If you elect a payment option for pre-death proceeds, payments under this option may be subject to federal income tax as ordinary income. If you elect Option A, the full pre-death proceeds will be taxed as a full surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. The interest paid under Option A will be ordinary income subject to income tax in the year earned. The interest payments will not be subject to the 10% penalty tax.

If you elect Option B or Option C for payment of pre-death proceeds, any indebtedness at the time of election will be taxed as a partial surrender as described in "Taxation of Policy Proceeds" and may also be subject to an additional 10% penalty tax if the policy is a modified endowment. We will use the remainder of the proceeds to make payments under the option elected. A portion of each payment will be taxed as ordinary income and a portion of each payment will be considered a return of the investment in the policy and will not be taxed. We describe an owner's investment in the policy in "Taxation of Policy Proceeds." All payments made after the investment in the policy is fully recovered will be subject to tax. Amounts paid under Option B or Option C that are subject to tax may also be subject to an additional 10% penalty tax. (See "Penalty tax" under "Federal Taxes.")

Death benefit proceeds applied to any payment option are not considered part of the beneficiary's income and thus are not subject to federal income tax. Payments of interest under Option A will be ordinary income subject to tax. Under Option B or Option C, a portion of each payment will be ordinary income subject to tax, and a portion of each payment will be considered a return of the beneficiary's investment in the policy. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment option. All payments made after the investment in the policy is fully recovered will be subject to tax.


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41  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Option A: Interest payments: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain, or you may place them under a different payment option approved by us.

Option B: Payments for a specified period: We will make fixed monthly payments for any number of years you specify. Here are examples of monthly payments for each $1,000 placed under this option:

                  Payment period       Monthly payment per $1,000
                      (years)             placed under Option B
                        10                       $9.61
                        15                        6.87
                        20                        5.51
                        25                        4.71
                        30                        4.18

We will furnish monthly amounts for other payment periods at your request without charge.

Option C: Lifetime income: We will make monthly payments for the life of the person (payee) who is to receive the income. Payment will be guaranteed for five, ten or 15 years.


We will base the amount of each monthly payment per $1,000 placed under this option on the table of settlement rates in effect at the time of the first payment. The amount depends on the sex and age of the payee on that date.


Option C Table
                                                     Life Income per $1,000 with payments guaranteed for
Age           Beginning                     5 years                       10 years                           15 years
payee         in year                 Male        Female              Male        Female                Male         Female
65            2005                   $ 5.28          $4.68            $5.16        $4.63                $4.96         $4.54
              2010                     5.19           4.61             5.08         4.57                 4.90          4.49
              2015                     5.11           4.55             5.01         4.51                 4.84          4.43
              2020                     5.03           4.49             4.94         4.45                 4.78          4.39
              2025                     4.95           4.43             4.87         4.40                 4.73          4.34
              2030                     4.88           4.38             4.81         4.35                 4.68          4.30
70            2005                     6.15           5.37             5.88         5.26                 5.49          5.07
              2010                     6.03           5.28             5.79         5.18                 5.42          5.00
              2015                     5.92           5.19             5.70         5.10                 5.36          4.94
              2020                     5.81           5.10             5.61         5.03                 5.30          4.88
              2025                     5.71           5.03             5.53         4.96                 5.24          4.83
              2030                     5.61           4.95             5.45         4.89                 5.18          4.77
75            2005                     7.30           6.36             6.74         6.09                 6.01          5.67
              2010                     7.14           6.23             6.63         5.99                 5.95          5.60
              2015                     6.99           6.10             6.52         5.89                 5.90          5.54
              2020                     6.84           5.99             6.42         5.79                 5.84          5.47
              2025                     6.71           5.88             6.32         5.71                 5.78          5.41
              2030                     6.58           5.78             6.23         5.62                 5.73          5.35
85            2005                    10.68           9.65             8.52         8.14                 6.73          6.64
              2010                    10.45           9.41             8.44         8.04                 6.72          6.62
              2015                    10.22           9.19             8.36         7.93                 6.70          6.59
              2020                    10.00           8.98             8.27         7.83                 6.68          6.57
              2025                     9.79           8.78             8.19         7.74                 6.67          6.54
              2030                     9.60           8.59             8.11         7.64                 6.65          6.52

The table above is based on the "1983 Individual Annuitant Mortality Table A" at 3.00% with 100% Projection Scale G. Settlement Rates for any year, age, or any combination of year, age and sex not shown above, will be calculated on the same basis as those rates shown in the table above. We will furnish such rates on request.


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42  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Deferral of payments: We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

o the payments derive from a premium payment made by a check that has not cleared the banking system (good payment has not been collected);

o  the NYSE is closed (other than customary weekend and holiday closings);

o in accordance with SEC rules, trading on the NYSE is restricted or, because of an emergency, it is not practical to dispose of securities held in the subaccount or determine the value of the subaccount's net assets.

We may delay the payment of any loans or surrenders from the fixed account up to six months from the date we receive the request. If we postpone the payment of surrender proceeds more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

Federal Taxes


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation as well as IDS Life of New York's tax status, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of federal income tax laws as the Internal Revenue Service
(IRS) currently interprets them; both the laws and their interpretation may change.


As with any financial product purchased, the decision as to who the owner and the beneficiary will be should be made by the client after consultation with his or her tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate tax and also the client's ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. IDS Life of New York reserves the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

IDS LIFE OF NEW YORK'S TAX STATUS
IDS Life of New York is taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of IDS Life of New York, although their operations are treated separately in accounting and financial statements. Investment income from the subaccounts is reinvested and becomes part of the subaccounts' value. This investment income, including realized capital gains, is not taxed to IDS Life of New York, and therefore no charge is made against the subaccounts for federal income taxes. IDS Life of New York reserves the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance contracts or in IDS Life of New York tax status as we currently understand it.


TAXATION OF POLICY PROCEEDS
The death benefit is not considered part of the beneficiary's income and thus is not subject to federal income taxes. When the proceeds are paid on or after the youngest insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income. Part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan or assignment of policy value, or payment options may be subject to federal income tax as ordinary income. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment (explained following the table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment.

Source of proceeds                               Taxable portion of pre-death proceeds
--------------------------------------------------------------------------------
Full surrender:                                  Amount received plus any indebtedness, minus your investment in the policy.*

Lapse:                                           Any outstanding indebtedness minus your investment in the policy.*

Partial surrenders (modified endowments):        Lesser of: The amount received or policy value minus your investment in the policy.*

Policy loans and assignments (modified           Lesser of: The amount of the loan/assignment or policy value minus your investment
endowments):                                     in the policy.*

Partial surrenders  (not  modified  endowments): Generally,  if the amount  received is greater  than  your  investment in the policy,*  the amount in excess of your  investment  is  taxable.  However, during the first 15 policy years, a different  amount may be taxable if the partial surrender results in or is necessitated by a reduction in benefits.

Policy loans and assignments (not modified       None.**
endowments):

Payment options:                                 If proceeds of the policy will be paid under one of the payment options, see the
                                                 "Payment option" section for tax information.
--------------------------------------------------------------------------------

 * The owner's investment is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus the taxable portion of any previous policy loans.
** See "Lapse" under "Source of proceeds" above for explanation of tax treatmet.


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43  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

MODIFIED ENDOWMENT CONTRACTS
In 1988, Congress created a new class of life insurance policies called "Modified Endowment Contracts." The IRS taxes these policies differently from conventional life insurance contracts.

Your policy is a modified endowment contract if:

o  you apply for it or materially change it on or after June 21, 1988 and

o the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.

Also, any life insurance policy you receive in exchange for a modified endowment is itself a modified endowment.

We have procedures for monitoring whether your policy may become a modified endowment contract. We calculate modified endowment limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification on the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

Reductions in benefits: When benefits are reduced, we recalculate the limits as if the reduced level of benefits had always been in effect. In most cases, this recalculation will further restrict the amount of premium that can be paid without exceeding modified endowment limits. If the premiums you have already paid exceed the recalculated limits, the policy becomes a modified endowment with applicable tax implications even if you do not pay any further premiums.

Distributions affected: Modified endowment rules apply to distributions in the year the policy becomes a modified endowment and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment, which are presumed to be taken in anticipation of that event.

Serial purchase of modified endowments: The IRS treats all modified endowments issued by the same insurer (or affiliated companies of the insurer) to the same owner during any calendar year are treated as one policy in determining the amount of any loan or distribution that is taxable.

Penalty tax: If a policy is a modified endowment, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value, or certain payment options may be subject to a 10% penalty tax unless:

o  the distribution occurs after the owner attains age 591/2;

o the distribution is attributable to the owner becoming disabled (within the meaning of Code Section 72(m)(7) or

o the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.

OTHER TAX CONSIDERATIONS

Policy Split Option Rider: The Policy Split Option Rider permits a policy to be split into two individual permanent plans of insurance then offered by IDS Life of New York for exchange, one on the life of each insured, upon the occurrence of a divorce of the insureds or certain changes in federal estate tax law. A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031, 1035 or 1041 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a policy split.


Interest paid on policy loans: If the loan is used for personal purposes, such interest is not tax-deductible. Other rules apply if the loan is used for trade or business or investment purposes, or if the policy is owned by a business or a corporation.

Policy changes: Changing ownership, exchanging or assigning the policy may have tax consequences, depending on the circumstances.

Other taxes: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances.

Tax-deferred retirement plans: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant.

On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with legal counsel before purchasing the policy for any employment-related insurance or benefit program.


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44  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


IDS Life of New York

IDS Life of New York is a stock life insurance company organized under the laws of the State of New York in 1972. Our address is 20 Madison Avenue Extension, Albany, NY 12203.

IDS Life of New York is licensed in New York and North Dakota, and it conducts a conventional life insurance business in the state of New York. All annuity contracts and insurance policies issued by IDS Life of New York, including the policy described in this prospectus, are non-participating.

IDS Life of New York has been in the variable annuity business since 1968 and has sold a number of different variable annuity contracts and variable life insurance policies, utilizing other separate accounts, unit investment trusts and mutual funds.


OWNERSHIP

IDS Life of New York, a New York Corporation, is a wholly owned subsidiary of IDS Life, a Minnesota corporation which is a wholly-owned subsidiary of American Express Financial Corporation (AEFC). AEFC, a Delaware Corporation, is a wholly-owned subsidiary of American Express Corporation.


The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the American Express(R) Funds, AEFC also manages investments for itself and its subsidiaries, American Express Certificate Company and IDS Life Insurance Company. Total assets under management as of the most recent fiscal year were more than $____ billion.


STATE REGULATION

IDS Life of New York is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. IDS Life of New York files an annual statement in a prescribed form with New York's Department of Insurance. IDS Life of New York's books and accounts are subject to review by the New York Department of Insurance at all times and a full examination of its operations is conducted periodically.


DISTRIBUTION OF THE POLICY

American Express Financial Advisors Inc. (AEFA), a registered broker/dealer under the Securities Act of 1934 and a member of the National Association of Securities Dealers, Inc., serves as the principal underwriter for the life insurance policy. AEFA is an affiliate of IDS Life of New York, the sole distributor of the policy.

IDS Life of New York pays its representatives a commission of up to 90% of the initial target premium (annualized), plus up to 3.8% of all premiums in excess of the target premium. Each year, IDS Life of New York pays a service fee not greater than 0.125% of the policy value, net of indebtedness.

LEGAL PROCEEDINGS
A number of lawsuits involving insurance sales practices, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts have been filed against life and health insurers in jurisdictions in which IDS Life of New York and its affiliates do business. IDS Life of New York and its affiliates, like other life and health insurers, are involved in such litigation. IDS Life was a named defendant in three class action lawsuits of this nature. IDS Life of New York is a named defendant in one of the suits, Richard W. and Elizabeth J. Thoresen v. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York which was commenced in Minnesota state court on October 13, 1998. These class action lawsuits included allegations of improper insurance and annuity sales practices including improper replacement of existing annuity contracts and insurance policies, improper use of annuities to fund tax deferred contributory retirement plans, alleged agent misconduct, failure to properly supervise agents and other matters relating to life insurance policies and annuity contracts.

In January 2000, AEFC and its subsidiaries reached an agreement in principle to settle the three class action lawsuits, including the one described above. It is expected the settlement will provide $215 million of benefits to more than two million participants in exchange for a release by class members of all insurance and annuity market conduct claims dating back to 1985.

In August 2000, an action entitled Lesa Benacquisto, Daniel Benacquisto, Richard Thoresen, Elizabeth Thoresen, Arnold Mork, Isabella Mork, Ronald Melchert and Susan Melchert v. American Express Financial Corporation, American Express Financial Advisors, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in the United States District Court for the District of Minnesota. The complaint put at issue various alleged sales practices and misrepresentations and allegations of violations of federal laws.




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45  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

In May 2001, the United States District Court for the District of Minnesota and the District Court, Fourth Judicial District for the State of Minnesota, Hennepin County entered orders approving the settlement as tentatively reached in January 2000. Appeals were filed in both federal and state court but subsequently dismissed by the parties filing the appeals. The orders approving the settlement were final as of September 24, 2001. Implementation of the settlement commenced October 15, 2001.

Numerous individuals opted out of the settlement described above and therefore did not release their claims against AEFC and its subsidiaries. Some of these class members who opted out were represented by counsel and presented separate claims. Most of their claims have been settled.

The outcome of any litigation or threatened litigation cannot be predicted with any certainty. However, in the aggregate, IDS Life of New York does not consider any lawsuits in which it is named as a defendant to be material.

EXPERTS [TO BE UPDATED BY AMENDMENT]

Ernst & Young LLP, independent auditors, have audited the consolidated financial statements of IDS Life Insurance Company of New York at Dec. 31, 2001 and 2000, and for each of the three years in the period ended Dec. 31, 2001, and the individual financial statements of the segregated asset subaccounts of the IDS Life of New York Account 8 - IDS Life of New York Succession Select(SM) Variable Life Insurance at Dec. 31, 2001, and for each of the periods indicated therein, as set forth in their reports. We've included our financial statements in the prospectus in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.


Actuarial matters included in the prospectus have been examined by Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development, as stated in his opinion filed as an exhibit to the Registration Statement.


Management of IDS Life of New York

DIRECTORS

Gumer C. Alvero
Director since April 2001. Vice President - Annuities, AEFC, since April 1998. Executive Assistant to President/CEO, AEFC, from April 1996 to April 1998.

Timothy V. Bechtold
Director since April 1999. Chief Executive Officer since April 2001. President since 1998; Executive Vice President - Risk Management Products since December 1999. Vice President, Risk Management Products, IDS Life Insurance Company, from January 1995 to December 1999.

Maureen A. Buckley
Director since April 1999. Vice President, Chief Operating Officer and Consumer Affairs Officer and Claims Officer since 1998. Chief Operating Officer and Consumer Affairs Officer, American Centurion Life Assurance Company, since March 1995.

Rodney P. Burwell*
Director since April 1999. Chairman, Xerxes Corporation (manufacturing), since 1969.

Robert R. Grew*
Lawyer and Partner, Carter, Ledyard & Milburn, NYC, since 1957.

Carol A. Holton
Director, since April 2001. Vice President - Third Party Distribution, AEFC, since April 1998. Director, Distributor Services, AEFC, from September 1997 to April 1998. Director, Business Systems and Operations, F&G Life, from July 1996 to August 1997.

Jean B. Keffeler*
Director since April 1999. Business and management consultant since 1991.

Eric L. Marhoun
Director since April 2001. General Counsel and Secretary since 1998. Group Counsel and Vice President, AEFA, since 1997. Counsel AEFA, from 1996 to 1997.

Thomas R. McBurney*
Director since April 1999. President - McBurney Management Associates, since
1990.

Edward J. Muhl*
Director since April 1999. Vice Chairman, Peterson Consulting LLP, since January 1997.

Thomas V. Nicolosi
Director since October 1996. Group Vice President - New York Metro Area, AEFA, from January 1995 to present.

Stephen P. Norman
Secretary, American Express, since 1982.




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46  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


DIRECTORS (continued)

Richard M. Starr
Director since October 1996. Managing Counsel, American Express Company, since March 1995.

Michael R. Woodward
Director since December 2000. Senior Vice President, Field Management, AEFC, since June 1991.

OFFICERS OTHER THAN DIRECTORS

Lorraine R. Hart
Vice President - Investments since December 1999. Investment Officer since March 1992.

Philip C. Wentzel
Vice President and Controller since 1998. Director of Financial Reporting and Analysis from 1992-1997.

David L. Yowan
Vice President and Treasurer since April 2001. Senior Vice President and Assistant Treasurer of American Express Company since January 1999. Vice President and Corporate Treasurer, AEFC, since April 2001. Senior Portfolio and Risk Management Officer for the North American Consumer Bank of Citigroup from August 1987 to January 1999.

* The address for all directors and principal officers (except otherwise noted) is: 20 Madison Avenue Extension, Albany, NY 12203. Mr. Burwell's address is: 7901 Xerxes Avenue South, Suite 201, Bloomington, MN 55431-1253. Mr. Grew's address is: Carter, Ledyard & Milburn, 2 Wall
   Street, New York, NY 10005-2072. Ms. Keffeler's address is: 3424 Zenith Ave. South, Minneapolis, MN 55416. Mr. McBurney's address is: 1700 Foshay Tower, 821 Marquette Ave., Minneapolis, MN 55402. Mr. Muhl's address is: 16 Wolfe Street, Alexandria, VA 22314.

The officers, employees and sales force of IDS Life of New York are bonded, in the amount of $100 million, by virtue of a blanket fidelity bond issued to American Express Company by Saint Paul Fire and Marine, the lead underwriter.


Other Information

The variable account has filed a registration statement with the SEC. For further information concerning the policy, the variable account and IDS Life, please refer to the registration statement. You can find the registration statement on the SEC's Web site at (http://www.sec.gov).

SUBSTITUTION OF INVESTMENTS
We may change the funds from which the subaccounts buy shares if: the existing funds become unavailable; or in the judgment of IDS Life the funds are no longer suitable for the subaccounts. If these situations occur, we have the right to substitute the funds held in the subaccounts for other registered, open-end management investment companies as long as we believe it would be in the best interest of persons having voting rights under the policies.


In the event of any such substitution or change, IDS Life of New York may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance departments. IDS Life of New York will notify owners within five days of any substitution or change.


VOTING RIGHTS

As a policy owner with investments in any subaccount, you may vote on important fund matters. Each share of a fund has one vote. On some issues, -- for example, the election of directors -- all shares may vote together as one series. In those cases, all shares have cumulative voting rights. Cumulative voting means that shareholders are entitled to a number of votes equal to the number of shares they hold multiplied by the number of directors to be elected and they have the right to divide votes among candidates.


On an issue affecting only one fund -- for example, a fundamental investment restriction pertaining only to that fund -- its shares vote as a separate series. If shareholders of a particular fund vote approval of an agreement, the agreement becomes effective with respect to that fund, whether or not it is approved by shareholders of the other funds.


IDS Life of New York is the owner of all fund shares and therefore holds all voting rights. However, IDS Life of New York will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. IDS Life of New York also will vote fund shares that are not otherwise attributable to owners in the same proportion as those shares in that subaccount for which we receive instructions.


We determine the number of fund shares in each subaccount for which you may give instructions by applying your percentage interest in the subaccount to the total number of votes attributable to the subaccount. We will determine that number as of a date we choose that is 60 days or less before the meeting of the fund. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.


Under certain conditions, IDS Life of New York may disregard voting instructions that would change the goals of one or more of the funds or would result in approval or disapproval of an investment advisory contract. If IDS Life of New York does disregard voting instructions, we will advise you of that action and the reasons for it in our next report to owners.

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47  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

REPORTS

At least once a year IDS Life of New York will mail to you, at your last known address of record, a report containing all information required by law or regulation, including a statement showing the current policy value.


RATING AGENCIES
We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the policy. This information relates only to our general account and reflects our ability to make policy payouts and to pay death benefits and other distributions from the policy.


For detailed information on the agency rating given to IDS Life of New York, contact your sales representative. Or view our current ratings by visiting the agency Web sites directly at:


A.M. Best                                               www.ambest.com
Fitch                                                   www.fitchratings.com
Moody's                                                 www.moodys.com/insurance

A.M. Best -- Rates insurance companies for their financial strength. Fitch (formerly Duff & Phelps) -- Rates insurance companies for their claims-paying ability.
Moody's -- Rates insurance companies for their financial strength.


Policy Illustrations [NEEDS TO BE UPDATED]


The following tables illustrate how policy values, cash surrender values and death benefits may change with the investment experience of the subaccount. The tables show how these amounts might vary, for a male insurance age 55 and a female insurance age 55, both standard nonsmokers, if:

o  the annual rate of return of the fund is 0%, 6% or 12%.

o  the cost of insurance rates are current rates or guaranteed rates.

This type of illustration involves a number of detailed assumptions. (See chart, "Understanding the illustrations.") To the extent that your own circumstances differ from those assumed in the illustrations, your expected results would also differ.

Upon request, we will furnish you with comparable tables illustrating death benefits, policy values and cash surrender values based on the actual ages of the persons you propose to insure and on an initial specified amount and premium payment schedule. In addition, after you have purchased a policy, you may request illustrations based on policy values at the time of request.

UNDERSTANDING THE ILLUSTRATIONS
Rates of return: assumes uniform, gross, after-tax, annual rates of 0%, 6%, or 12% for the fund. Results would differ depending on allocations among the subaccounts, if returns averaged 0%, 6% and 12% for the funds as a whole, but differed across individual funds.

Insureds: assumes a male insurance age 55 and a female insurance age 55, in a standard risk classification. Results would be lower if one or both of the insureds were in a substandard risk classification or did not qualify for the non-smoker rate.

Premiums: assumes a $15,000 premium to be paid in full at the beginning of each policy year. Results would differ if premiums were paid on a different schedule.

Policy loans and partial withdrawals: assumes that none have been made. (Since we assume indebtedness is zero, the cash surrender value in all cases equals the policy value minus the surrender charge.)

EFFECT OF EXPENSES AND CHARGES
The death benefit, policy value and cash surrender value reflect the following charges:


o  Premium expense charge: 3.5% of each premium payment.


o Cost of insurance charge and surrender charge for the sex, age and risk classification for each insured.

o Policy fee: $20 per month for 10 years; $0 per month (or $7.50 guaranteed maximum) per month for years 11 and on.

o Administrative charge: $.05 per month per $1,000 of initial specified amount for 10 years; $.00 (or $.07 guaranteed maximum) per month per $1,000 of initial specified amount per month for years 11 and on.

o Policy value credit: Policy value credit as described on (p. 55) for illustration labeled "current cost assumed."

o The expenses paid by the fund and charges made against the subaccounts as described below:


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48  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

The net investment return of the subaccounts, shown in the tables, is lower than the gross, after-tax return of the fund because we deducted expenses paid by the fund and charges made against the subaccounts. These include:


o the daily investment management fee paid by the fund, assumed to be equivalent to an annual rate of 0.73% of the fund's average daily net assets; the assumed investment management fee is approximately equal to a simple average of the investment management fees, based on assets of the subaccounts, of the funds available under the policy. This fee reflects applicable fund fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed investment management fee would be _____% and the policy values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of the prospectus for additional information;


o the 12b-1 fee, assumed to be equivalent to an annual rate of 0.09% of the fund's average daily net assets.

o the daily mortality and expense risk charge, equivalent to 0.9% of the daily net asset value of the subaccounts annually for the first ten policy years and 0.45% thereafter, we reserve the right to charge up to 0.9% for all policy years; and


o a nonadvisory expense charge, assumed to be equivalent to an annual rate of 0.15% of each fund's average daily net assets for direct expenses incurred by the fund. The assumed nonadvisory expense charge reflects applicable fee waivers and/or expense reimbursement arrangements and assumes that these arrangements will continue for the periods illustrated although this is not guaranteed. Without these arrangements, the assumed nonadvisory expense charge would be ____% and the values shown in the following illustrations would be lower. The actual charges you incur will depend on how you choose to allocate policy value. See "Fund Expenses" in the "Loads, Fees and Charges" section of this prospectus for additional information.


After deduction of the expenses and charges described above, the illustrated gross annual investment rates of return correspond to the following approximate net annual rates of return:

Gross annual               Net annual rate of return for       Net annual rate of return for      Net annual rate of return for
investment rate             "Guaranteed costs assumed"            "Current costs assumed"            "Current costs assumed"
of return                          illustration                  illustration, years 1-10       illustration, years 11 and after
   0%                                    (1.87%)                            (1.87%)                             (1.42%)
   6                                      4.13                               4.13                                4.58
  12                                     10.13                              10.13                               10.58


Taxes: Results shown in the tables reflect the fact that IDS Life of New York does not currently charge the subaccounts for federal income tax. If we take such a charge in the future, the portfolios will have to earn more than they do now in order to produce the death benefits and policy values illustrated.


At any time, upon written request by you, we will provide a projection of future death benefits and policy values. The projection will be based on assumptions as to specified amount(s), type of coverage option and future premium payments as are necessary and specified by us and/or you.


--------------------------------------------------------------------------------
49  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
Initial specified amount $1,000,000             Male -- insurance age 55 -- standard nonsmoker              Current costs assumed
Death benefit Option 1                          Female -- insurance age 55 -- standard nonsmoker           Annual premium $15,000

             Premium
           accumulated       Death benefit(1),(2)                Policy value(1),(2)              Cash surrender value(1),(2)
End of     with annual    assuming hypothetical gross        assuming hypothetical gross          assuming hypothetical gross
policy      interest      annual investment return of        annual investment return of          annual investment return of
year          at 5%         0%        6%          12%          0%         6%         12%             0%         6%         12%
   1     $   15,750    $1,000,000 $1,000,000 $ 1,000,000    $ 13,334 $   14,174 $    15,015      $      0 $        0  $         0
   2         32,288     1,000,000  1,000,000   1,000,000      26,330     28,842      31,456         7,635     10,147       12,761
   3         49,652     1,000,000  1,000,000   1,000,000      38,975     44,005      49,450        20,280     25,311       30,755
   4         67,884     1,000,000  1,000,000   1,000,000      51,256     59,665      69,134        32,562     40,970       50,440
   5         87,029     1,000,000  1,000,000   1,000,000      63,155     75,817      90,658        44,460     57,122       71,963

   6        107,130     1,000,000  1,000,000   1,000,000      74,655     92,459     114,187        57,830     75,634       97,362
   7        128,237     1,000,000  1,000,000   1,000,000      85,733    109,584     139,901        70,777     94,628      124,945
   8        150,398     1,000,000  1,000,000   1,000,000      96,372    127,192     168,008        83,286    114,106      154,922
   9        173,668     1,000,000  1,000,000   1,000,000     106,537    145,264     198,723        95,320    134,047      187,506
  10        198,102     1,000,000  1,000,000   1,000,000     116,197    163,787     232,291       106,850    154,439      222,944

  11        223,757     1,000,000  1,000,000   1,000,000     126,761    184,431     271,010       119,283    176,953      263,532
  12        250,695     1,000,000  1,000,000   1,000,000     136,805    205,695     313,585       131,197    200,087      307,977
  13        278,979     1,000,000  1,000,000   1,000,000     146,307    227,593     360,447       142,568    223,854      356,708
  14        308,678     1,000,000  1,000,000   1,000,000     155,240    250,141     412,084       153,371    248,272      410,215
  15        339,862     1,000,000  1,000,000   1,000,000     163,570    273,352     469,047       163,570    273,352      469,047

  20        520,789     1,000,000  1,000,000   1,000,000     194,675    400,005     859,506       194,675    400,005      859,506
  25        751,702     1,000,000  1,000,000   1,590,212     197,137    543,566   1,514,488       197,137    543,566    1,514,488
  30      1,046,412     1,000,000  1,000,000   2,713,462     128,285    700,072   2,584,249       128,285    700,072    2,584,249
  35      1,422,545             0  1,000,000   4,537,448           0    893,518   4,321,379             0    893,518    4,321,379
  40      1,902,596             0  1,202,752   7,274,288           0  1,190,844   7,202,265             0  1,190,844    7,202,265
  45      2,515,277             0  1,584,243  12,097,325           0  1,584,243  12,097,325             0  1,584,243   12,097,325

(1)  Assumes no policy loans or partial withdrawals have been made.


(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


--------------------------------------------------------------------------------
50  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
Initial specified amount $1,000,000         Male -- insurance age 55 -- standard nonsmoker          Guaranteed costs assumed
Death benefit Option 1                      Female -- insuranceage 55 -- standard nonsmoker           Annual premium $15,000

              Premium
            accumulated       Death benefit(1),(2)               Policy value(1),(2)              Cash surrender value(1),(2)
End of      with annual    assuming hypothetical gross       assuming hypothetical gross          assuming hypothetical gross
policy       interest      annual investment return of       annual investment return of          annual investment return of
year           at 5%        0%        6%          12%         0%         6%         12%             0%         6%         12%

   1     $   15,750    $1,000,000 $1,000,000 $1,000,000    $ 13,084   $ 13,916 $   14,749       $      0   $      0 $        0
   2         32,288     1,000,000  1,000,000  1,000,000      25,807     28,287     30,868          7,112      9,592     12,173
   3         49,652     1,000,000  1,000,000  1,000,000      38,153     43,108     48,473         19,458     24,413     29,778
   4         67,884     1,000,000  1,000,000  1,000,000      50,103     58,373     67,691         31,408     39,678     48,996
   5         87,029     1,000,000  1,000,000  1,000,000      61,634     74,071     88,657         42,939     55,377     69,962

   6        107,130     1,000,000  1,000,000  1,000,000      72,715     90,183    111,515         55,890     73,358     94,689
   7        128,237     1,000,000  1,000,000  1,000,000      83,303    106,677    136,412         68,347     91,721    121,456
   8        150,398     1,000,000  1,000,000  1,000,000      93,341    123,508    163,504         80,254    110,422    150,418
   9        173,668     1,000,000  1,000,000  1,000,000     102,752    140,612    192,951         91,536    129,395    181,734
  10        198,102     1,000,000  1,000,000  1,000,000     111,455    157,918    224,930        102,108    148,570    215,583

  11        223,757     1,000,000  1,000,000  1,000,000     120,098    176,111    260,437        112,620    168,633    252,959
  12        250,695     1,000,000  1,000,000  1,000,000     127,830    194,376    298,999        122,222    188,767    293,390
  13        278,979     1,000,000  1,000,000  1,000,000     134,552    212,630    340,912        130,813    208,891    337,173
  14        308,678     1,000,000  1,000,000  1,000,000     140,144    230,775    386,513        138,274    228,905    384,643
  15        339,862     1,000,000  1,000,000  1,000,000     144,447    248,681    436,186        144,447    248,681    436,186

  20        520,789     1,000,000  1,000,000  1,000,000     136,071    326,192    764,732        136,071    326,192    764,732
  25        751,702     1,000,000  1,000,000  1,380,455      26,723    345,632  1,314,719         26,723    345,632  1,314,719
  30      1,046,412             0  1,000,000  2,292,923           0    186,578  2,183,736              0    186,578  2,183,736
  35      1,422,545             0          0  3,675,841           0          0  3,500,801              0          0  3,500,801
  40      1,902,596             0          0  5,631,316           0          0  5,575,561              0          0  5,575,561
  45      2,515,277             0          0  9,128,129           0          0  9,128,129              0          0  9,128,129

(1)   Assumes no policy loans or partial withdrawals have been made.

(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


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51  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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


Illustration
Initial specified amount $1,000,000         Male -- insurance age 55 -- standard nonsmoker         Current costs assumed
Death benefit Option 2                      Female -- insurance age 55 -- standard nonsmoker      Annual premium $15,000

             Premium
           accumulated       Death benefit(1),(2)                Policy value(1),(2)              Cash surrender value(1),(2)
End of     with annual    assuming hypothetical gross        assuming hypothetical gross          assuming hypothetical gross
policy      interest      annual investment return of        annual investment return of          annual investment return of
year          at 5%        0%        6%          12%          0%         6%         12%             0%         6%         12%
   1    $   15,750    $1,013,334 $1,014,174 $1,015,014     $ 13,334   $ 14,174 $   15,014       $      0  $       0 $        0
   2        32,288     1,026,326  1,028,837  1,031,451       26,326     28,837     31,451          7,631     10,143     12,756
   3        49,652     1,038,961  1,043,990  1,049,432       38,961     43,990     49,432         20,267     25,295     30,737
   4        67,884     1,051,223  1,059,625  1,069,088       51,223     59,625     69,088         32,528     40,930     50,393
   5        87,029     1,063,087  1,075,733  1,090,556       63,087     75,733     90,556         44,392     57,038     71,861

   6       107,130     1,074,531  1,092,301  1,113,988       74,531     92,301    113,988         57,706     75,476     97,162
   7       128,237     1,085,525  1,109,310  1,139,541       85,525    109,310    139,541         70,569     94,354    124,585
   8       150,398     1,096,045  1,126,744  1,167,398       96,045    126,744    167,398         82,958    113,658    154,311
   9       173,668     1,106,044  1,144,564  1,197,732      106,044    144,564    197,732         94,827    133,347    186,515
  10       198,102     1,115,481  1,162,732  1,230,739      115,481    162,732    230,739        106,134    153,385    221,392

  11       223,757     1,125,751  1,182,887  1,268,646      125,751    182,887    268,646        118,273    175,409    261,168
  12       250,695     1,135,417  1,203,492  1,310,078      135,417    203,492    310,078        129,809    197,884    304,469
  13       278,979     1,144,444  1,224,523  1,355,358      144,444    224,523    355,358        140,705    220,784    351,619
  14       308,678     1,152,790  1,245,947  1,404,843      152,790    245,947    404,843        150,921    244,078    402,973
  15       339,862     1,160,407  1,267,721  1,458,912      160,407    267,721    458,912        160,407    267,721    458,912

  20       520,789     1,185,395  1,379,733  1,814,036      185,395    379,733    814,036        185,395    379,733    814,036
  25       751,702     1,174,513  1,480,906  2,356,902      174,513    480,906  1,356,902        174,513    480,906  1,356,902
  30     1,046,412     1,080,757  1,512,104  3,146,279       80,757    512,104  2,146,279         80,757    512,104  2,146,279
  35     1,422,545             0  1,376,660  4,261,314            0    376,660  3,261,314              0    376,660  3,261,314
  40     1,902,596             0          0  5,853,911            0          0  4,853,911              0          0  4,853,911
  45     2,515,277             0          0  8,157,743            0          0  7,157,743              0          0  7,157,743

(1)   Assumes no policy loans or partial withdrawals have been made.


(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


--------------------------------------------------------------------------------
52  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Illustration
Initial specified amount $1,000,000        Male -- insurance age 55 -- standard nonsmoker            Guaranteed costs assumed
Death benefit Option 2                     Female -- insurance age 55 -- standard nonsmoker            Annual premium $15,000

             Premium
           accumulated       Death benefit(1),(2)                Policy value(1),(2)              Cash surrender value(1),(2)
End of     With annual    assuming hypothetical gross        assuming hypothetical gross          assuming hypothetical gross
policy      interest      annual investment return of        annual investment return of          annual investment return of
year          at 5%        0%        6%          12%          0%         6%         12%             0%         6%         12%

   1    $   15,750    $1,013,084 $1,013,915 $1,014,748     $ 13,084   $ 13,915 $   14,748       $      0   $      0 $        0
   2        32,288     1,025,802  1,028,281  1,030,861       25,802     28,281     30,861          7,107      9,586     12,166
   3        49,652     1,038,135  1,043,088  1,048,450       38,135     43,088     48,450         19,440     24,393     29,755
   4        67,884     1,050,060  1,058,322  1,067,631       50,060     58,322     67,631         31,365     39,628     48,937
   5        87,029     1,061,547  1,073,965  1,088,527       61,547     73,965     88,527         42,852     55,270     69,832

   6       107,130     1,072,557  1,089,982  1,111,261       72,557     89,982    111,261         55,732     73,157     94,435
   7       128,237     1,083,038  1,106,327  1,135,952       83,038    106,327    135,952         68,082     91,371    120,996
   8       150,398     1,092,917  1,122,928  1,162,714       92,917    122,928    162,714         79,831    109,842    149,627
   9       173,668     1,102,103  1,139,690  1,191,646      102,103    139,690    191,646         90,887    128,474    180,429
  10       198,102     1,110,493  1,156,500  1,222,843      110,493    156,500    222,843        101,146    147,153    213,496

  11       223,757     1,118,712  1,173,989  1,257,186      118,712    173,989    257,186        111,234    166,511    249,708
  12       250,695     1,125,879  1,191,274  1,294,053      125,879    191,274    294,053        120,271    185,665    288,445
  13       278,979     1,131,870  1,208,196  1,333,546      131,870    208,196    333,546        128,131    204,457    329,807
  14       308,678     1,136,533  1,224,563  1,375,746      136,533    224,563    375,746        134,664    222,693    373,877
  15       339,862     1,139,677  1,240,127  1,420,699      139,677    240,127    420,699        139,677    240,127    420,699

  20       520,789     1,120,537  1,290,496  1,682,111      120,537    290,496    682,111        120,537    290,496    682,111
  25       751,702             0  1,229,088  1,965,214            0    229,088    965,214              0    229,088    965,214
  30     1,046,412             0          0  2,147,753            0          0  1,147,753              0          0  1,147,753
  35     1,422,545             0          0  1,948,315            0          0    948,315              0          0    948,315
  40     1,902,596             0          0          0            0          0          0              0          0          0
  45     2,515,277             0          0          0            0          0          0              0          0          0

(1)   Assumes no policy loans or partial withdrawals have been made.


(2) Assumes a $15,000 premium is paid at the beginning of each policy year. Values will be different if premiums are paid in different amounts or with a different frequency.

The above hypothetical investment results are illustrative only and you should not consider them to be a representation of past or future investment results. Actual investment results may be more or less than those shown. The death benefit, policy value and cash surrender value would be different from those shown if returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. We cannot represent that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.


--------------------------------------------------------------------------------
53  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

Key Terms

These terms can help you understand details about your policy.

Accumulation unit: An accounting unit used to calculate the policy value of the subaccounts.

Attained insurance age: Each insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

Cash surrender value: Proceeds received if the policy is surrendered in full. The cash surrender value equals the policy value minus indebtedness, minus any applicable surrender charges.

Close of business: Closing time of the New York Stock Exchange, normally 3 p.m., Central time.


Code: The Internal Revenue Code of 1986, as amended.

Death benefit guarantee to age 100 (DBG-100): A feature of the policy guaranteeing that the policy will not lapse before the youngest insured's attained insurance age 100. This feature is in effect if you meet certain premium payment requirements.

Death benefit guarantee to age 100 (DBG-100) premium: The premium required to keep the DBG-100 in effect. The DBG-100 premium is shown in your policy. It depends on each insured's sex, insurance age, risk classification, optional insurance benefits added by rider and the initial specified amount.

Fixed account: The general investment account of IDS Life of New York. The fixed account is made up of all of IDS Life of New York's assets other than those held in any separate account.


Fixed account value: The portion of the policy value that is allocated to the fixed account, including indebtedness.

Funds: Mutual funds or portfolios, each with a different investment objective (See "The Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.


IDS Life of New York: In this prospectus, "we," "us," "our" and "IDS Life of New York" refer to IDS Life Insurance Company of New York.


Indebtedness: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

Insurance age: Each insured's age based upon his or her last birthday on the date of the application.

Insureds: The persons whose lives are insured by the policy.

Minimum initial premium period: A period of time during the early years of the policy when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.

Monthly date: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

Net amount at risk: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

Net premium: The premium paid minus the premium expense charge.

Owner: The entity(ies) to which, or individual(s) to whom, we issue the policy, or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

Policy anniversary: The same day and month as the policy date each year the policy remains in force.

Policy date: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

Policy value: The sum of the fixed account value plus the variable account value.

Proceeds: The amount payable under the policy as follows:

o Upon death of the last surviving insured prior to the youngest insured's attained insurance age 100, proceeds will be the death benefit in effect as of the date of that insured's death, minus any indebtedness.

o Upon the death of the last surviving insured on or after the youngest insured's attained insurance age 100, proceeds will be the greater of:

   -- the policy value on the date of death of the last surviving insured minus any indebtedness on the date of death of the last surviving insured's death.

   -- the policy value at the youngest insured's attained insurance age 100 minus any indebtedness on the date of the last surviving insured death.

o  On surrender of the policy, the proceeds will be the cash surrender value.


Risk classification: A group of insureds that IDS Life of New York expects will have similar mortality experience.




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54  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
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

Scheduled premium: A premium you select at the time of application, of a level amount, at a fixed interval of time. Specified amount: An amount we use to determine the death benefit and the proceeds payable upon death of the last surviving insured prior to the youngest insured's attained insurance age 100. We show the initial specified amount in your policy.

Subaccount(s): One or more of the investment divisions of the variable account, each of which invests in a particular fund.


Surrender charge: A contingent deferred issue and administration expense charge we assess against the policy value at the time of surrender during the first ten years of the policy.


Valuation date: A normal business day, Monday through Friday, on which the New York Stock Exchange is open. We set the value of each subaccount at the close of business on each valuation date.

Valuation period: The interval commencing at the close of business on each valuation date and ending at the close of business on the next valuation date.


Variable account: IDS Life of New York Account 8 consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.


Variable account value: The sum of the values that you allocate to the subaccounts of the variable account.


Annual Financial Information

[TO BE FILED BY AMENDMENT]




--------------------------------------------------------------------------------
55  IDS LIFE OF NEW YORK SUCCESSION SELECT VARIABLE LIFE INSURANCE -- PROSPECTUS
--------------------------------------------------------------------------------

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(logo)
AMERICAN
 EXPRESS
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IDS Life Insurance Company of New York
20 Madison Avenue Extension
Albany, NY 12203
(800) 541-2251

                                                                 S-6203 A (?/02)

(REG2)

                                     PART II

                          UNDERTAKINGS TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission hereto or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

The By-Laws of IDS Life Insurance Company of New York provide that:

     To the extent permitted and in the manner prescribed by law, the Corporation shall indemnify any person made, or threatened to be made, a party to any action, suit or proceeding, civil or criminal, by reason of the fact that he, his testator or intestate, is or was Director or officer of the Corporation or of any other corporation of any type or kind, domestic or foreign, which he served in any capacity at the request of the Corporation, against judgments, fines, amounts paid in settlement and reasonable expenses (which the Corporation may advance), including attorney's fees, actually and necessarily incurred as a result of such action, suit or proceeding, or any appeal therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 205 OF THE
               NATIONAL SECURITIES MARKET IMPROVEMENT ACT OF 1996

The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                    REPRESENTATIONS PURSUANT TO RULE 6e-3 (T)

This filing is made pursuant to Rule 6c-3 and 6e-3 (T) under the Investment Company Act of 1940.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 5
                    TO REGISTRATION STATEMENT NO. 333-42257

This Post-Effective Amendment No. 5 to Registration Statement No. 333-42257 comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of 55 pages.

         The undertakings to file reports.

         The signatures.

         The following exhibits:

1.       A.    Copies of all exhibits  required by  paragraph A of  instructions for Exhibits in Form N-8B-2 to the Registration Statement.

               (1) Resolution of Board of Directors of IDS Life of New York authorizing the Trust, adopted September 12, 1985, filed as
                    Exhibit 1.A.(1) to Registrant's Form N-8B-2 with Post-Effective Amendment No. 11 , File No. 33-15290 is incorporated herein by reference.

               (2)  Not applicable.

               (3)  (a)    Not applicable.

                    (b)    (1)  Form of Explanation of New York Sales Agreement*

                           (2) Form of Personal Financial Planner's Agreement with IDS Financial Services Inc.*

                           (3) Form of Personal Financial Planner's Agreement with IDS Life Insurance Company of New York*

                           (4) Form of Field Trainer's Rider to Personal Financial Planner's Agreement.*

                           (5) Form of District Manager's Rider to Personal Financial Planner's Agreement.*

                           (6) Form of New York District Manager - Insurance Rider to Personal Financial Planner Agreement.*

                           (7) Form of Division Manager's Agreement with IDS Financial Services Inc.*

                           (8) Form of New York Division Manager - Insurance Rider to Division Manager's Agreement with IDS Financial Services Inc.*

                           (9) Form of Field President Agreement with American Express Financial Advisors Inc.**

                           (10) Form of Recruiting and Training Manager License
                                Agreement with IDS Life Insurance Company of
                                New York.**

                           (11) Form of Group Vice President Agreement with
                                American Express Financial Advisors Inc.**

                           (12) Form of IDS Paraplanner License Agreement with
                                IDS Life Insurance Company of New York.**

                    (c)    Schedules of Sales Commissions****

               (4)      Not applicable.

               (5)      Flexible Premium Survivorship Variable Life Insurance
                        Policy.**

               (6)      (a)  Certificate of Incorporation  of IDS Life Insurance
                             Company of New York, dated July 23, 1957.*

                        (b) Amended By-Laws of IDS Life Insurance Company of New York.*

               (7)      Not applicable.

               8.1 Form of Investment Management and Services Agreement dated December 17, 1985, between IDS Life of New York and IDS Life of New York Series Fund, Inc.*

               8.2      Form of Investment  Advisory  Agreement dated
                        July 11, 1984, between IDS Life of New York and
                        IDS Financial Services Inc. relating to the Variable Account.*

               8.3      Addendum to Investment Management and Services
                        Agreement.***

               8.4      Addendum to Investment Advisory Agreement.***

               8.5 Copy of Participation Agreement dated October 7, 1996 between IDS Life Insurance Company of New York and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.6 Copy of Participation Agreement dated July 31, 1996 between IDS Life Insurance Company of New York and TCI Portfolios, Inc. and Investors Research Corporation filed electronically as Exhibit 8.5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.7 Copy of Participation Agreement dated April 14, 2000 by and among Calvert Variable Series, Inc. and Calvert Asset Management Co. and Calvert Distributors Inc. and IDS Life Insurance Company of New York, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.8(a) Copy of Participation Agreement between IDS Life Insurance Company of New York and Warburg Pincus Trust and Warburg Pincus Counselors, Inc. and Counselors
                        Securities Inc., dated October 7, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.9(a)   Copy  of  Participation   Agreement  among  Variable
                        Insurance Products Fund, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.3(a) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.9(b)   Copy  of  Participation   Agreement  among  Variable
                        Insurance Products Fund III, Fidelity Distributors Corporation and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.3(b) to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.10 Copy of Participation Agreement between IDS Life Insurance Company of New York and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc. dated October 7, 1996, filed electronically as Exhibit 8.2 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.11 Copy of Participation Agreement Between Janus Aspen Series and IDS Life Insurance Company of New York, dated September 29, 2000, filed electronically as
                        Exhibit 8.5 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.12 Copy of Participation Agreement Among MFS Variable Insurance Trust, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated September 29, 2000, filed as Exhibit 8.6 to Post-Effective Amendment No. 2 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.13 Copy of Participation Agreement by and among IDS Life Insurance Company of New York and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated October 7, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 1 to Registration Statement No. 333-03867 is incorporated herein by reference.

               8.14 Copy of Participation Agreement by and among Wanger Advisors Trust and Liberty Wanger Asset Management, L.P. and IDS Life Insurance Company of New York dated August 30, 1999, filed electronically as Exhibit 8.13 to Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

               8.15 Copy of Participation Agreement among IDS Life Company of New York, American Express Financial Advisors Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. dated March 1, 2000, and is filed electronically herewith as Exhibit 8.15.

               (9)  None.

               (10) (a) Application form for the Flexible Premium Survivorship Variable Life Insurance Policy.**

                    (b) Application form for Life and Disability Income Insurance.**

               (11) IDS Life  Insurance  Company  of New York's  Description  of
                    Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies.***

         B.    (1)  Not applicable.

               (2)  Not applicable.

         C.    Not applicable.

2.       Opinion of counsel to be filed by amendment.

3.       Not applicable.

4.       Not applicable.

5.       Not applicable.

6.       Actuarial Opinion of Mark Gorham, F.S.A, M.A.A.A., Vice President
         - Insurance Product Development is filed electronically herewith.

7. Written actuarial consent of Mark Gorham, F.S.A, M.A.A.A., Vice President - Insurance Product Development is filed electronically herewith.

8.       Written auditor consent of Ernst & Young LLP to be filed by amendment.

9. Power of Attorney to sign amendments to this Registration Statement dated April 25, 2001 filed electronically as Exhibit 9 to Post-Effective Amendment No. 3 to Registration Statement No. 333-42257 is incorporated by reference.

* All of these exhibits are incorporated by reference to Amendment No. 3 to the Registration Statement to form N-8B-2 File No. 811-05213.

** All of these exhibits are incorporated by reference to Amendment No. 4 to the Registration Statement to form N-8B-2 File No. 811-05213.

*** All of these exhibits are incorporated by reference to the original Registration Statement to form S-6, File No. 333-42257

**** All of these exhibits are incorporated by reference to Pre-Effective No. 1 to the Registration Statement to Form S-6, File No. 333-42257.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company of New York, on behalf of the Registrant, has duly caused this Amendment to its Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in this City of Minneapolis, and State of Minnesota on the 20th day of September, 2002.


                         IDS Life of New York Account 8
                         -----------------------------------------------------
                                           (Registrant)

                         By IDS Life Insurance Company of New York
                         -----------------------------------------
                                           (Sponsor)

                         By /s/   Timothy V. Bechtold
                         -----------------------------------------------------
                                  Timothy V. Bechtold
                                  Director, President and Chief Executive
                                  Officer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 20th day of September, 2002:

Signature                                Title

/s/  Timothy V. Bechtold*              Director, President and Chief
------------------------------------   Executive Officer
     Timothy V. Bechtold

/s/  Gumer C. Alvero*                  Director and Vice President - Annuities
------------------------------------
     Gumer C. Alvero

/s/  Maureen A. Buckley*               Director, Vice President, Chief Operating
------------------------------------   Officer, Consumer Affairs Officer and
     Maureen A. Buckley                Claims Officer

                                       Director
------------------------------------
     Rodney P. Burwell

/s/  Robert R. Grew*                   Director
------------------------------------
     Robert R. Grew

/s/  Carol A. Holton*                  Director
------------------------------------
     Carol A. Holton

/s/  Jean B. Keffeler*                 Director
------------------------------------
     Jean B. Keffeler

/s/  Eric L. Marhoun*                  Director, General Counsel and Secretary
------------------------------------
     Eric L. Marhoun

/s/  Thomas R. McBurney*               Director
------------------------------------
     Thomas R. McBurney

/s/  Edward J. Muhl*                   Director
------------------------------------
     Edward J. Muhl

/s/  Thomas V. Nicolosi*               Director
------------------------------------
     Thomas V. Nicolosi

/s/  Stephen P. Norman*                Director
------------------------------------
     Stephen P. Norman

/s/  Richard M. Starr*                 Director
------------------------------------
     Richard M. Starr

/s/  Philip C. Wentzel*                Vice President and Controller
------------------------------------
     Philip C. Wentzel

/s/  Michael R. Woodward*              Director
------------------------------------
     Michael R. Woodward

/s/  David L. Yowan*                   Vice President and Treasurer
------------------------------------
     David L. Yowan

* Signed pursuant to Power of Attorney dated April 25, 2001, filed electronically as Exhibit 9 is incorporated by reference.

By:


/s/ Mary Ellyn Minenko
---------------------------------
    Mary Ellyn Minenko
    Counsel